UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

VY® Goldman Sachs Bond Portfolio

The schedules are not audited.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.6%
		Basic Materials: 0.6%
175,000	#	Glencore Finance Canada Ltd., 4.950%, 11/15/21	$188,109	0.1
425,000	#	Glencore Funding LLC, 4.125%, 05/30/23	433,505	0.2
224,000	#	Glencore Funding LLC, 4.625%, 04/29/24	233,446	0.1
25,000		LyondellBasell Industries NV, 5.000%, 04/15/19	26,340	0.0
125,000	#	Westlake Chemical Corp., 3.600%, 08/15/26	122,642	0.0
375,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	394,687	0.2
			1,398,729	0.6

		Communications: 5.0%
550,000		21st Century Fox America, Inc., 4.000%, 10/01/23	575,706	0.3
775,000		Amazon.com, Inc., 3.300%, 12/05/21	805,765	0.4
75,000		AT&T, Inc., 2.800%, 02/17/21	75,283	0.0
425,000		AT&T, Inc., 3.200%, 03/01/22	428,684	0.2
825,000		AT&T, Inc., 3.400%, 05/15/25	799,685	0.3
425,000		AT&T, Inc., 3.000%, 06/30/22	423,025	0.2
325,000		AT&T, Inc., 3.800%, 03/15/22	336,509	0.1
100,000		AT&T, Inc., 3.950%, 01/15/25	100,998	0.0
475,000		AT&T, Inc., 4.125%, 02/17/26	482,519	0.2
25,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	25,747	0.0
625,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	661,054	0.3
275,000		Cisco Systems, Inc., 2.200%, 02/28/21	275,247	0.1
293,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	294,678	0.1
50,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	51,250	0.0
175,000		Sprint Corp., 7.875%, 09/15/23	194,250	0.1
350,000	#	Symantec Corp., 5.000%, 04/15/25	358,561	0.2
325,000		Telefonica Emisiones SAU, 4.103%, 03/08/27	327,770	0.1
350,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	377,224	0.2
350,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	384,507	0.2
275,000		Time Warner Cable LLC, 4.125%, 02/15/21	286,307	0.1
50,000		Time Warner Cable LLC, 5.000%, 02/01/20	53,276	0.0
50,000		Time Warner Cable LLC, 5.875%, 11/15/40	53,237	0.0
185,000		T-Mobile USA, Inc., 4.000%, 04/15/22	189,162	0.1
600,000		Verizon Communications, Inc., 2.450%, 11/01/22	578,736	0.3
525,000		Verizon Communications, Inc., 2.625%, 08/15/26	480,326	0.2
818,000	#	Verizon Communications, Inc., 2.946%, 03/15/22	815,351	0.4
575,000		Verizon Communications, Inc., 4.150%, 03/15/24	597,373	0.3
1,325,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,456,216	0.6
			11,488,446	5.0

		Consumer, Cyclical: 1.9%
200,000		CVS Health Corp., 2.875%, 06/01/26	191,095	0.1
950,000		CVS Health Corp., 3.375%, 08/12/24	952,575	0.4
275,000		CVS Health Corp., 3.500%, 07/20/22	283,332	0.1
375,000		Dollar Tree, Inc., 5.750%, 03/01/23	401,250	0.2
775,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	862,640	0.4
575,000		General Motors Financial Co., Inc., 3.500%, 07/10/19	591,010	0.2
375,000		MGM Resorts International, 6.625%, 12/15/21	416,250	0.2
250,000		Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/25	250,938	0.1
175,000		Walgreens Boots Alliance, Inc., 2.600%, 06/01/21	175,358	0.1
200,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/26	195,344	0.1
50,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	51,323	0.0
			4,371,115	1.9

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 3.0%
200,000		AbbVie, Inc., 2.500%, 05/14/20	$201,486	0.1
175,000		Actavis Funding SCS, 4.850%, 06/15/44	178,006	0.1
150,000		Aetna, Inc., 2.800%, 06/15/23	148,956	0.1
1,125,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	1,134,362	0.5
500,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	506,475	0.2
100,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	108,400	0.0
475,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	480,886	0.2
700,000	#	EMD Finance LLC, 2.950%, 03/19/22	702,659	0.3
225,000		Kraft Heinz Foods Co., 2.800%, 07/02/20	228,180	0.1
100,000		Kraft Heinz Foods Co., 3.950%, 07/15/25	101,583	0.0
275,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	258,006	0.1
375,000		Medtronic, Inc., 3.150%, 03/15/22	385,404	0.2
100,000		Molson Coors Brewing Co., 2.100%, 07/15/21	97,841	0.0
150,000		Molson Coors Brewing Co., 3.000%, 07/15/26	142,910	0.1
550,000		Mylan NV, 3.950%, 06/15/26	539,325	0.2
775,000		Reynolds American, Inc., 4.450%, 06/12/25	817,062	0.4
150,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	138,490	0.1
300,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/23	298,085	0.1
225,000		UnitedHealth Group, Inc., 4.750%, 07/15/45	247,097	0.1
200,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	205,750	0.1
			6,920,963	3.0

		Energy: 3.5%
550,000		Anadarko Petroleum Corp., 3.450%, 07/15/24	537,076	0.2
125,000		Anadarko Petroleum Corp., 5.550%, 03/15/26	138,952	0.1
400,000		Antero Resources Corp., 5.625%, 06/01/23	411,000	0.2
420,000		Apache Corp., 4.250%, 01/15/44	395,378	0.2
349,000		Buckeye Partners L.P., 4.875%, 02/01/21	370,558	0.2
200,000		ConocoPhillips Co., 3.350%, 11/15/24	201,924	0.1
275,000	L	ConocoPhillips Co., 4.950%, 03/15/26	305,745	0.1
280,000		Devon Energy Corp., 4.750%, 05/15/42	270,588	0.1
82,000		Devon Energy Corp., 5.600%, 07/15/41	86,622	0.0
125,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	131,627	0.1
75,000		Energy Transfer Partners L.P., 4.750%, 01/15/26	77,309	0.0
475,000		Enterprise Products Operating L.P., 4.742%, 08/01/66	474,406	0.2
150,000		Halliburton Co., 3.800%, 11/15/25	152,660	0.1
275,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/23	271,390	0.1
525,000		Kinder Morgan, Inc./DE, 3.050%, 12/01/19	534,114	0.2
100,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	102,322	0.0
50,000	L	Laredo Petroleum, Inc., 6.250%, 03/15/23	51,000	0.0
350,000		Occidental Petroleum Corp., 3.400%, 04/15/26	349,692	0.2
50,000		Petrobras Global Finance BV, 6.850%, 06/05/15	44,812	0.0
150,000		Petrobras Global Finance BV, 7.375%, 01/17/27	158,955	0.1
90,000		Petrobras Global Finance BV, 8.375%, 05/23/21	102,037	0.0
EUR 220,000		Petroleos Mexicanos, 5.125%, 03/15/23	259,751	0.1
250,000		Pioneer Natural Resources Co., 3.450%, 01/15/21	256,118	0.1
100,000		Pioneer Natural Resources Co., 3.950%, 07/15/22	104,202	0.0
200,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	202,990	0.1
425,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/26	434,180	0.2
375,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/25	407,156	0.2
425,000		Western Gas Partners L.P., 3.950%, 06/01/25	421,406	0.2

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
580,000		Williams Partners L.P., 3.600%, 03/15/22	$588,917	0.3
200,000		Williams Partners L.P., 3.900%, 01/15/25	200,048	0.1
			8,042,935	3.5

		Financial: 8.7%
475,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.500%, 05/26/22	479,117	0.2
200,000		American International Group, Inc., 3.750%, 07/10/25	199,216	0.1
200,000		American International Group, Inc., 4.800%, 07/10/45	199,364	0.1
375,000		American Campus Communities Operating Partnership L.P., 3.750%, 04/15/23	383,859	0.2
125,000		American Tower Corp., 3.300%, 02/15/21	126,855	0.1
200,000		American Tower Corp., 3.400%, 02/15/19	204,548	0.1
675,000		Bank of America Corp., 3.248%, 10/21/27	643,884	0.3
400,000		Bank of America Corp., 4.000%, 04/01/24	415,316	0.2
100,000		Bank of America Corp., 6.110%, 01/29/37	117,155	0.1
275,000		Bank of America Corp., 6.500%, 10/29/49	300,437	0.1
200,000		Barclays PLC, 4.950%, 01/10/47	200,551	0.1
250,000		Chubb Corp., 6.375%, 04/15/37	242,475	0.1
475,000		Citigroup, Inc., 4.125%, 07/25/28	468,079	0.2
200,000	#	Credit Suisse AG, 6.500%, 08/08/23	220,065	0.1
250,000	#	Credit Suisse Group AG, 4.282%, 01/09/28	249,306	0.1
100,000		Crown Castle International Corp., 2.250%, 09/01/21	97,306	0.0
375,000		Crown Castle International Corp., 5.250%, 01/15/23	409,676	0.2
300,000		CubeSmart L.P., 3.125%, 09/01/26	282,325	0.1
100,000		Deutsche Bank AG/London, 2.500%, 02/13/19	100,258	0.0
425,000		Discover Financial Services, 3.750%, 03/04/25	417,600	0.2
350,000		Education Realty Operating Partnership L.P., 4.600%, 12/01/24	353,191	0.2
306,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	323,772	0.1
50,000		Hartford Financial Services Group, Inc., 5.125%, 04/15/22	55,259	0.0
450,000		HSBC Holdings PLC, 3.262%, 03/13/23	452,484	0.2
500,000		ING Bank NV, 4.125%, 11/21/23	510,938	0.2
300,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	316,103	0.1
525,000		JPMorgan Chase & Co., 2.950%, 10/01/26	499,713	0.2
375,000		JPMorgan Chase & Co., 2.972%, 01/15/23	374,917	0.2
325,000		JPMorgan Chase & Co., 3.300%, 04/01/26	318,966	0.1
525,000		JPMorgan Chase & Co., 3.625%, 12/01/27	511,856	0.2
125,000		JPMorgan Chase & Co., 4.260%, 02/22/48	125,098	0.1
1,700,000		Kreditanstalt fuer Wiederaufbau, 1.125%, 08/06/18	1,695,449	0.7
225,000	#	Macquarie Bank Ltd., 6.625%, 04/07/21	253,809	0.1
50,000		MetLife, Inc., 4.050%, 03/01/45	48,461	0.0
350,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/21	353,316	0.2
1,000,000		Morgan Stanley, 2.443%, 10/24/23	1,022,014	0.5
800,000		Morgan Stanley, 3.700%, 10/23/24	812,827	0.4
25,000		Morgan Stanley, 4.000%, 07/23/25	25,834	0.0
200,000		National Retail Properties, Inc., 3.600%, 12/15/26	197,700	0.1
225,000		Principal Financial Group, Inc., 3.100%, 11/15/26	219,509	0.1
300,000		Realty Income Corp., 3.000%, 01/15/27	281,945	0.1
450,000		Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	448,178	0.2
450,000	#	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/24	473,056	0.2
775,000		Synchrony Financial, 3.000%, 08/15/19	787,449	0.3
425,000		TD Ameritrade Holding Corp., 2.950%, 04/01/22	430,486	0.2
100,000	#	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44	108,436	0.1
225,000	#	UBS Group Funding Jersey Ltd., 3.000%, 04/15/21	225,581	0.1
300,000		Vereit Operating Partnership L.P., 3.000%, 02/06/19	301,335	0.1

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financial: (continued)
	250,000		Vereit Operating Partnership L.P., 4.125%, 06/01/21	$257,143	0.1
	175,000		Vereit Operating Partnership L.P., 4.875%, 06/01/26	182,875	0.1
	1,650,000		Wells Fargo & Co., 3.000%, 10/23/26	1,581,566	0.7
	475,000		Westpac Banking Corp., 4.322%, 11/23/31	480,881	0.2
				19,787,539	8.7

			Industrial: 0.8%
	150,000	#	Park Aerospace Holdings Ltd., 5.250%, 08/15/22	156,562	0.1
	100,000	#	Park Aerospace Holdings Ltd., 5.500%, 02/15/24	104,250	0.1
	300,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/22	304,701	0.1
	200,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	205,750	0.1
	250,000		Roper Technologies, Inc., 3.000%, 12/15/20	254,880	0.1
	300,000		Roper Technologies, Inc., 3.800%, 12/15/26	301,879	0.1
	375,000	#	Sealed Air Corp., 5.250%, 04/01/23	395,625	0.2
				1,723,647	0.8

			Technology: 1.8%
	475,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.000%, 01/15/22	474,094	0.2
	575,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	579,959	0.3
	300,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/27	302,489	0.1
	325,000	#	Everett Spinco, Inc., 4.250%, 04/15/24	330,931	0.1
	425,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	441,946	0.2
	300,000		Fiserv, Inc., 2.700%, 06/01/20	303,581	0.1
	200,000		Hewlett Packard Enterprise Co., 4.900%, 10/15/25	208,023	0.1
	400,000		Microsoft Corp., 3.125%, 11/03/25	404,245	0.2
	700,000	#	NXP BV / NXP Funding LLC, 4.625%, 06/01/23	742,875	0.3
	400,000		Oracle Corp., 2.500%, 05/15/22	399,129	0.2
				4,187,272	1.8

			Utilities: 0.3%
	250,000		Puget Sound Energy, Inc., 6.974%, 06/01/67	225,937	0.1
	400,000		Southern Co/The, 2.350%, 07/01/21	393,104	0.2
				619,041	0.3

		Total Corporate Bonds/Notes
		(Cost $58,394,214)		58,539,687	25.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.7%
	318,117		CHL Mortgage Pass-Through Trust 2005-25 A12, 5.500%, 11/25/35	282,785	0.1
EUR	437,414		CSEMC 15-1HWA, 2.750%, 04/20/20	456,019	0.3
	727,911	^	Fannie Mae 2013-130 SN, 5.668%, 10/25/42	137,646	0.1
	417,054	^	Fannie Mae REMIC Trust 2011-124 SC, 5.568%, 12/25/41	76,385	0.0
	381,841	^	Fannie Mae REMIC Trust 2013-131 SA, 5.118%, 12/25/43	60,552	0.0
	312,669	^	Fannie Mae REMIC Trust 2013-96 SW, 5.118%, 09/25/43	49,262	0.0
	720,519	^	Fannie Mae REMIC Trust 2013-96 SY, 5.168%, 07/25/42	116,618	0.1
	456,551	^	Fannie Mae REMIC Trust 2014-87 MS, 5.268%, 01/25/45	73,259	0.0
	662,652	^	Fannie Mae REMIC Trust 2015-79 SA, 5.268%, 11/25/45	108,877	0.0
	1,426,077	^	Fannie Mae REMIC Trust 2015-81 SA, 4.718%, 11/25/45	198,555	0.1
	349,670	^	Fannie Mae REMIC Trust 2015-82 MS, 4.718%, 11/25/45	50,109	0.0
	841,788	^	Fannie Mae Series 2016-3 IP, 4.000%, 02/25/46	188,519	0.1
	1,048,856	^	Freddie Mac 4583 ST, 5.088%, 05/15/46	202,546	0.1
	2,604,955	^	Freddie Mac 4596 CS, 5.188%, 06/15/46	427,293	0.2
	216,889	^	Freddie Mac REMIC Trust 4320 SD, 5.188%, 07/15/39	34,136	0.0
	490,529	^	Freddie Mac REMIC Trust 4326 GS, 5.138%, 04/15/44	86,705	0.0
	350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 5.632%, 10/25/28	379,829	0.2

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
898,193	^	Ginnie Mae 2014-20 SA, 5.122%, 02/20/44	$151,182	0.1
794,539	^	Ginnie Mae 2015-111 IM, 4.000%, 08/20/45	133,482	0.1
676,509	^	Ginnie Mae 2015-119 SN, 5.272%, 08/20/45	115,900	0.1
597,157	^	Ginnie Mae 2016-138 GI, 4.000%, 10/20/46	109,980	0.1
462,013	^	Ginnie Mae Series 2010-20 SE, 5.272%, 02/20/40	78,259	0.0
276,268	^	Ginnie Mae Series 2010-31 SA, 4.772%, 03/20/40	42,436	0.0
182,102	^	Ginnie Mae Series 2012-149 MS, 5.272%, 12/20/42	30,773	0.0
101,952	^	Ginnie Mae Series 2013-134 DS, 5.122%, 09/20/43	16,946	0.0
300,237	^	Ginnie Mae Series 2013-152 SG, 5.172%, 06/20/43	49,388	0.0
671,270	^	Ginnie Mae Series 2013-181 SA, 5.122%, 11/20/43	112,444	0.1
1,011,257	^	Ginnie Mae Series 2014-132 SL, 5.122%, 10/20/43	146,697	0.1
490,797	^	Ginnie Mae Series 2014-133 BS, 4.622%, 09/20/44	73,692	0.0
113,894	^	Ginnie Mae Series 2014-41 SA, 5.122%, 03/20/44	19,035	0.0
1,068,183	^	Ginnie Mae Series 2015-110 MS, 4.732%, 08/20/45	161,180	0.1
312,455	^	Ginnie Mae Series 2015-126 HS, 5.222%, 09/20/45	52,247	0.0
319,577	^	Ginnie Mae Series 2015-159 HS, 5.222%, 11/20/45	53,566	0.0
721,377	^	Ginnie Mae Series 2016-4 SM, 4.672%, 01/20/46	109,474	0.0
1,000,000	#	Mortgage Repurchase Agreement Financing Trust Series 2016-1 A2, 1.808%, 04/10/19	1,000,000	0.4
250,000	#	Mortgage Repurchase Agreement Financing Trust Series 2016-3, 1.858%, 11/10/18	250,044	0.1
600,000	#	Mortgage Repurchase Agreement Financing Trust, Series 2016-1, 1.758%, 04/10/19	600,000	0.3
950,000	#	Mortgage Repurchase Agreement Financing Trust, Series 2016-2, 2.158%, 03/10/19	950,270	0.4
500,000	#	Station Place Securitization Trust 2015-2, 1.941%, 05/15/18	500,000	0.2
768,591		WaMu Mortgage Pass-Through Certificates Series 2006-AR9 1A, 1.638%, 08/25/46	680,825	0.3

	Total Collateralized Mortgage Obligations
	(Cost $8,231,434)		8,366,915	3.7

MUNICIPAL BONDS: 1.0%
		California: 0.4%
400,000		East Bay Municipal Utility District Water System Revenue, 5.874%, 06/01/40	500,176	0.2
350,000		Bay Area Toll Authority, 7.043%, 04/01/50	503,569	0.2
			1,003,745	0.4

		Minnesota: 0.1%
250,000		Northstar Education Finance, Inc., 1.139%, 04/28/30	245,518	0.1

		Puerto Rico: 0.5%
100,000	±	Commonwealth of Puerto Rico, 6.000%, 07/01/39	59,000	0.0
275,000	±	Commonwealth of Puerto Rico, 8.000%, 07/01/35	170,844	0.1
85,000		Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.250%, 07/01/42	62,899	0.0
210,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.250%, 08/01/41	86,100	0.1
70,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.250%, 08/01/43	28,700	0.0
25,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.375%, 08/01/38	10,250	0.0
1,000,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.500%, 08/01/37	410,000	0.2
110,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.750%, 08/01/37	45,100	0.0
220,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 08/01/43	90,200	0.1

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
			Puerto Rico: (continued)
	45,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.750%, 08/01/32	$18,675	0.0
	150,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 08/01/39	61,500	0.0
	65,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 08/01/42	26,650	0.0
				1,069,918	0.5

		Total Municipal Bonds
		(Cost $2,554,250)		2,319,181	1.0

STRUCTURED PRODUCTS: 0.1%
			Foreign Government Bonds: 0.1%
EGP	5,000,000	Z	Citibank N.A.- Fully-Funded Total Return Swap, Receive the total return of Arab Republic of Egypt Treasury Bill Zero-Coupon, 02/08/18	240,093	0.1

		Total Structured Products
		(Cost $247,291)		240,093	0.1

U.S. TREASURY OBLIGATIONS: 23.9%
			Treasury Inflation Indexed Protected Securities: 3.5%
	5,357,652		0.125%, due 04/15/18	5,404,419	2.4
	518,180		0.125%, due 04/15/19	525,921	0.2
	263,015		0.125%, due 01/15/23	263,071	0.1
	307,581		0.250%, due 01/15/25	305,183	0.1
	843,008		0.625%, due 01/15/24	863,665	0.4
	211,258		0.875%, due 02/15/47	208,309	0.1
	282,765		2.500%, due 01/15/29	346,176	0.2
				7,916,744	3.5

			U.S. Treasury Bonds: 4.1%
	5,970,000		2.250%, due 11/15/25	5,919,046	2.6
	2,160,000		3.000%, due 11/15/45	2,146,500	0.9
	1,200,000		3.625%, due 02/15/44	1,337,039	0.6
				9,402,585	4.1

			U.S. Treasury Notes: 15.5%
	20,830,000		2.250%, due 01/31/24	20,892,240	9.2
	7,100,000		1.125%, due 06/30/21	6,894,902	3.0
	4,420,000		1.250%, due 12/31/18	4,422,246	1.9
	3,180,000		2.125%, due 03/31/24	3,160,621	1.4
				35,370,009	15.5

			U.S. Treasury STRIP: 0.8%
	1,930,000	^	3.010%, due 02/15/36	1,102,800	0.5
	1,500,000	^,(a)	3.040%, due 08/15/36	840,403	0.3
				1,943,203	0.8

		Total U.S. Treasury Obligations
		(Cost $54,954,804)		54,632,541	23.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.4%
	969,375		GS Mortgage Securities Trust 2007-GG10 A1A, 5.949%, 08/10/45	971,889	0.4

		Total Commercial Mortgage-Backed Securities
		(Cost $1,046,482)		971,889	0.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 23.9%
			Federal Home Loan Bank: 1.0%
	900,000		2.625%, due 09/12/25	898,870	0.4
	1,300,000		2.875%, due 06/13/25	1,326,948	0.6
				2,225,818	1.0

			Federal Home Loan Mortgage Corporation: 1.2%##
	1,494,313		3.500%, due 04/01/43	1,536,424	0.7
	913,770		3.500%, due 03/01/46	939,039	0.4
	99,243		4.000%, due 02/01/41	104,561	0.1
	57,659		4.000%, due 02/01/41	60,758	0.0
				2,640,782	1.2

			Federal National Mortgage Association: 9.1%##
	1,400,000		1.875%, due 09/24/26	1,302,921	0.6
	854,717		3.500%, due 10/01/42	878,743	0.4
	11,000,000	W	3.500%, due 04/01/44	11,252,656	4.9
	660,799		3.500%, due 05/01/46	678,635	0.3
	948,376		3.500%, due 06/01/46	979,199	0.4
	835,711		4.500%, due 04/01/45	909,755	0.4
	99,985		4.500%, due 05/01/45	108,522	0.0
	4,000,000	W	5.500%, due 04/25/39	4,195,937	1.8
	142,981		6.000%, due 09/01/35	162,149	0.1
	59,430		6.000%, due 09/01/36	67,682	0.0
	55,817		6.000%, due 12/01/36	63,106	0.0
	122,320		6.000%, due 07/01/37	139,255	0.1
	146,805		6.000%, due 08/01/38	166,961	0.1
				20,905,521	9.1

			Government National Mortgage Association: 12.6%
	3,452,434		4.000%, due 10/20/43	3,662,616	1.6
	3,000,000	W	4.000%, due 04/01/44	3,168,750	1.4
	1,615,553		4.000%, due 07/20/45	1,708,318	0.7
	1,649,479		4.000%, due 09/20/45	1,744,191	0.8
	2,486,644		4.000%, due 10/20/45	2,631,363	1.2
	922,127		4.000%, due 11/20/45	975,076	0.4
	868,139		4.000%, due 02/20/46	917,987	0.4
	5,125,458		4.000%, due 03/20/46	5,419,760	2.4
	7,112,974		4.000%, due 04/20/46	7,521,399	3.3
	934,525		4.000%, due 05/20/46	988,185	0.4
				28,737,645	12.6

			Total U.S. Government Agency Obligations
			(Cost $54,729,474)	54,509,766	23.9

ASSET-BACKED SECURITIES: 14.4%
			Other Asset-Backed Securities: 6.1%
	250,000	#	B&M CLO 2014-1A A2, 2.973%, 04/16/26	249,998	0.1
	24,679	#	Bayview Opportunity Master Fund IIIb RPL Trust 2015-3 A1, 3.623%, 04/28/30	24,872	0.0

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,323,300	#	Crown Point CLO III Ltd. 2015-3A A1A, 2.433%, 12/31/27	$1,324,695	0.6
650,000	#	Greywolf CLO V Ltd. 2015-1A A1, 2.638%, 04/25/27	650,082	0.3
800,000	#	Halcyon Loan Advisors Funding 2015-1A A, 2.480%, 04/20/27	801,066	0.4
1,050,000	#	Halcyon Loan Advisors Funding 2015-2A A, 2.428%, 07/25/27	1,048,490	0.5
1,583,955	#	ICG US CLO 2014-1A A1, 2.180%, 04/20/26	1,579,110	0.7
983,746	#	OFSI Fund VI Ltd. 2014-6A A1, 2.053%, 03/20/25	975,078	0.4
2,044,795	#	OFSI Fund VII Ltd. 2014-7A A, 2.364%, 10/18/26	2,045,973	0.9
505,205	#	OFSI Fund VII Ltd. 2014-7A B, 3.154%, 10/18/26	505,225	0.2
1,650,000	#	Sound Point CLO VIII Ltd. 2015-1A A, 2.553%, 04/15/27	1,659,710	0.7
796,000	#	Trinitas CLO II Ltd. 2014-2A A1, 2.293%, 07/15/26	792,215	0.3
1,000,000	#	Trinitas CLO Ltd. 2015-3A A2, 2.533%, 07/15/27	1,002,505	0.4
499,857		Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust A3, 1.212%, 04/25/37	452,432	0.2
916,981	#	Z Capital Credit Partners CLO Ltd. 2015-1A A1, 2.353%, 07/16/27	914,050	0.4
			14,025,501	6.1

		Student Loan Asset-Backed Securities: 8.3%
1,150,000	#	Academic Loan Funding Trust 2012-1A A2, 2.082%, 12/27/44	1,147,834	0.5
255,912	#	Bank of America Student Loan Trust 2010-1A A, 1.838%, 02/25/43	254,582	0.1
360,916		Brazos Higher Education Authority, Inc. 2005-2 A11, 1.293%, 09/27/21	360,062	0.2
953,856	#	ECMC Group Student Loan Trust 2016-1, 2.332%, 07/26/66	953,236	0.4
661,973	#	Edsouth Indenture No 9 LLC 2015-1 A, 1.782%, 10/25/56	654,567	0.3
1,100,000	#	EFS Volunteer No 2 LLC 2012-1 A2, 2.332%, 03/25/36	1,115,555	0.5
650,000	#	EFS Volunteer No 3 LLC 2012-1 A3, 1.982%, 04/25/33	644,580	0.3
600,000		Montana Higher Education Student Assistance Corp. 2012-1 A3, 2.028%, 07/20/43	584,166	0.3
1,926,936	#	Navient Student Loan Trust 2016-5A A, 2.232%, 06/25/65	1,958,919	0.9
927,834	#	Navient Student Loan Trust 2016-7 A, 2.132%, 03/25/66	938,188	0.4
1,050,000	#	Nelnet Student Loan Trust 2006-1 A6, 1.503%, 08/23/36	992,687	0.4
984,149	#	Pennsylvania Higher Education Association Student Loan Trust 2016-1, 2.132%, 09/25/65	992,828	0.4
322,104	#	Scholar Funding Trust 2010-A A, 1.789%, 10/28/41	317,675	0.1
671,068	#	SLM Student Loan Trust 2003-1 A5A, 1.241%, 12/15/32	631,051	0.3
888,903	#	SLM Student Loan Trust 2003-7A A5A, 2.331%, 12/15/33	891,815	0.4
800,000	#	SLM Student Loan Trust 2004-8A A6, 1.668%, 01/25/40	771,461	0.3
742,820		SLM Student Loan Trust 2005-4 A3, 1.158%, 01/25/27	736,416	0.3
250,000		SLM Student Loan Trust 2005-5 A5, 1.788%, 10/25/40	241,196	0.1
435,562		SLM Student Loan Trust 2007-1 A5, 1.128%, 01/26/26	433,699	0.2
750,000		SLM Student Loan Trust 2007-2 A4, 1.098%, 07/25/22	723,665	0.3
491,692		SLM Student Loan Trust 2007-7 A4, 1.368%, 01/25/22	482,049	0.2
177,040		SLM Student Loan Trust 2008-2 A3, 1.788%, 04/25/23	175,130	0.1
497,665		SLM Student Loan Trust 2008-4 A4, 2.688%, 07/25/22	507,057	0.2
1,335,766		SLM Student Loan Trust 2008-5 A4, 2.738%, 07/25/23	1,366,121	0.6
600,000		SLM Student Loan Trust 2008-6 A4, 2.138%, 07/25/23	602,155	0.3

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Student Loan Asset-Backed Securities: (continued)
	350,000		SLM Student Loan Trust 2008-8 A4, 2.538%, 04/25/23	$356,891	0.2
				18,833,585	8.3

			Total Asset-Backed Securities
			(Cost $32,593,005)	32,859,086	14.4

FOREIGN GOVERNMENT BONDS: 2.7%
BRL	439,000		Brazil Notas do Tesouro Nacional Series B, 6.000%, 08/15/50	471,799	0.2
	520,000		Colombia Government International Bond, 4.000%, 02/26/24	536,380	0.2
	160,000		Dominican Republic International Bond, 5.500%, 01/27/25	163,400	0.1
	340,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	347,225	0.2
	290,000		Dominican Republic International Bond, 6.850%, 01/27/45	301,600	0.1
	200,000	#	Indonesia Government International Bond, 3.700%, 01/08/22	204,323	0.1
	200,000		Indonesia Government International Bond, 4.125%, 01/15/25	205,798	0.1
	260,000	#	Indonesia Government International Bond, 4.350%, 01/08/27	269,349	0.1
	400,000		Indonesia Government International Bond, 5.375%, 10/17/23	443,202	0.2
	1,039,000		Israel Government AID Bond, 5.500%, 12/04/23	1,235,803	0.5
	1,375,000		Israel Government AID Bond, 5.500%, 09/18/23	1,629,012	0.7
MXN	434,700		Mexican Bonos, 7.750%, 11/23/34	24,055	0.0
MXN	19,100		Mexican Bonos, 8.000%, 11/07/47	1,083	0.0
	240,000		Mexico Government International Bond, 4.600%, 01/23/46	230,700	0.1
	130,000		Mexico Government International Bond, 4.750%, 03/08/44	126,750	0.1

			Total Foreign Government Bonds
			(Cost $6,083,433)	6,190,479	2.7

			Total Long-Term Investments
			(Cost $218,834,387)	218,629,637	95.7

SHORT-TERM INVESTMENTS: 9.9%
			Corporate Bonds/Notes: 0.7%
	975,000		Actavis Funding SCS, 2.350%, 03/12/18	979,439	0.4
	575,000		Intesa Sanpaolo SpA, 3.875%, 01/16/18	582,873	0.3
				1,562,312	0.7

			Securities Lending Collateralcc: 0.2%
	370,548		Citigroup, Inc., Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $370,573, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $377,959, due 04/01/17-06/01/52)
			(Cost $370,548)	370,548	0.2

			Foreign Government Bonds: 2.8%
MXN	121,550,750	Z	Mexico CETES, 6.890%, 06/08/17
			(Cost $5,882,281)	6,411,097	2.8

Shares				Value	Percentage of Net Assets
			Mutual Funds: 6.2%
	14,173,908		BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
			(Cost $14,173,908)	14,173,908	6.2

			Total Short-Term Investments
			(Cost $21,984,428)	22,517,865	9.9

			Total Investments in Securities (Cost $240,818,815)	$241,147,502	105.6
			Liabilities in Excess of Other Assets	(12,751,190)	(5.6)
			Net Assets	$228,396,312	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

L	Loaned security, a portion or all of the security is on loan at March 31, 2017.
±	Defaulted security
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(a)	Separate Trading of Registered Interest and Principal of Securities

BRL	Brazilian Real
EGP	Egyptian Pound
EUR	EU Euro
MXN	Mexican Peso

Cost for federal income tax purposes is $240,934,133.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,042,310
Gross Unrealized Depreciation	(1,828,941)

Net Unrealized Appreciation	$213,369

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$58,539,687	$–	$58,539,687
Collateralized Mortgage Obligations	–	6,410,896	1,956,019	8,366,915
Municipal Bonds	–	2,319,181	–	2,319,181
Structured Products	–	240,093	–	240,093
Short-Term Investments	14,173,908	8,343,957	–	22,517,865
U.S. Treasury Obligations	–	54,632,541	–	54,632,541
U.S. Government Agency Obligations	–	54,509,766	–	54,509,766
Commercial Mortgage-Backed Securities	–	971,889	–	971,889
Asset-Backed Securities	–	32,859,086	–	32,859,086
Foreign Government Bonds	–	6,190,479	–	6,190,479
Total Investments, at fair value	$14,173,908	$225,017,575	$1,956,019	$241,147,502
Other Financial Instruments+
Centrally Cleared Swaps	–	577,502	–	577,502
Forward Foreign Currency Contracts	–	1,120,406	–	1,120,406
Futures	238,719	–	–	238,719
Total Assets	$14,412,627	$226,715,483	$1,956,019	$243,084,129
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(610,218)	$–	$(610,218)
Forward Foreign Currency Contracts	–	(1,953,411)	–	(1,953,411)
Futures	(148,167)	–	–	(148,167)
OTC Swaps	–	(107,350)	–	(107,350)
Sales Commitments	–	(2,045,469)	–	(2,045,469)
Total Liabilities	$(148,167)	$(4,716,448)	$–	$(4,864,615)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

At March 31, 2017, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America N.A.	Australian Dollar	262,000	Buy	06/21/17	$200,790	$199,877	$(913)
Bank of America N.A.	Japanese Yen	22,291,503	Buy	06/21/17	201,000	200,856	(144)
Bank of America N.A.	Mexican Peso	1,550,774	Buy	06/21/17	80,000	81,828	1,828
Bank of America N.A.	EU Euro	376,913	Buy	06/21/17	406,618	403,619	(2,999)
Bank of America N.A.	Mexican Peso	3,886,987	Buy	06/21/17	200,000	205,101	5,101
Bank of America N.A.	EU Euro	1,195,573	Buy	06/21/17	1,275,641	1,280,283	4,642
Bank of America N.A.	Australian Dollar	526,951	Buy	06/21/17	395,238	402,006	6,768
Bank of America N.A.	Mexican Peso	29,420,209	Buy	06/21/17	1,491,065	1,552,392	61,327
Barclays Bank PLC	Indonesian Rupiah	3,072,535,370	Buy	04/07/17	230,602	230,560	(42)
Barclays Bank PLC	Brazilian Real	514,903	Buy	04/04/17	165,324	164,474	(850)
Barclays Bank PLC	Brazilian Real	251,520	Buy	04/04/17	80,000	80,342	342
Barclays Bank PLC	Brazilian Real	626,054	Buy	04/04/17	199,000	199,979	979
Barclays Bank PLC	Brazilian Real	255,720	Buy	04/04/17	80,000	81,684	1,684
Barclays Bank PLC	Chinese Yuan	4,971,926	Buy	04/11/17	716,467	721,153	4,686
Barclays Bank PLC	South Korean Won	233,441,300	Buy	04/06/17	202,000	208,760	6,760
Barclays Bank PLC	Chilean Peso	55,595,664	Buy	04/20/17	83,880	84,183	303
Barclays Bank PLC	South Korean Won	232,150,800	Buy	04/06/17	203,000	207,606	4,606
Barclays Bank PLC	Russian Ruble	23,762,415	Buy	05/15/17	403,094	418,139	15,045
Barclays Bank PLC	Brazilian Real	7,199,641	Buy	06/02/17	2,270,679	2,267,947	(2,732)
Barclays Bank PLC	Philippine Peso	9,971,407	Buy	05/24/17	196,772	198,036	1,264
Barclays Bank PLC	Turkish Lira	603,443	Buy	06/21/17	162,000	162,312	312
Barclays Bank PLC	British Pound	170,156	Buy	06/21/17	211,721	213,598	1,877
Barclays Bank PLC	Singapore Dollar	281,362	Buy	06/21/17	202,000	201,261	(739)
Barclays Bank PLC	Turkish Lira	371,558	Buy	06/21/17	101,000	99,940	(1,060)
Barclays Bank PLC	Turkish Lira	591,683	Buy	06/21/17	161,000	159,149	(1,851)
Barclays Bank PLC	Turkish Lira	297,546	Buy	06/21/17	80,000	80,033	33
Barclays Bank PLC	Turkish Lira	596,128	Buy	06/21/17	161,000	160,344	(656)
Barclays Bank PLC	British Pound	162,000	Buy	06/21/17	200,796	203,360	2,564
Barclays Bank PLC	New Zealand Dollar	283,000	Buy	06/21/17	199,497	197,982	(1,515)
Barclays Bank PLC	South African Rand	1,036,555	Buy	06/21/17	80,000	76,205	(3,795)
Barclays Bank PLC	Turkish Lira	299,208	Buy	06/21/17	80,000	80,480	480
Barclays Bank PLC	South African Rand	5,153,613	Buy	06/21/17	398,000	378,882	(19,118)
Barclays Bank PLC	British Pound	163,539	Buy	06/21/17	201,384	205,292	3,908
Barclays Bank PLC	EU Euro	187,000	Buy	06/21/17	199,889	200,249	360
Barclays Bank PLC	British Pound	165,000	Buy	06/21/17	201,378	207,126	5,748
Barclays Bank PLC	Canadian Dollar	1,474,867	Buy	06/21/17	1,096,694	1,110,268	13,574
Barclays Bank PLC	Japanese Yen	21,639,222	Buy	06/21/17	189,824	194,978	5,154
Barclays Bank PLC	South Korean Won	920,260,696	Buy	07/13/17	826,384	824,401	(1,983)
Barclays Bank PLC	South Korean Won	377,344,724	Buy	07/13/17	326,268	338,039	11,771
Barclays Bank PLC	Taiwan New Dollar	2,682,016	Buy	07/11/17	86,966	88,730	1,764
BNP Paribas	Chinese Offshore Yuan	1,910,006	Buy	04/05/17	277,774	277,943	169
BNP Paribas	Chinese Offshore Yuan	1,377,365	Buy	06/21/17	199,000	199,213	213
BNP Paribas	Chinese Offshore Yuan	2,547,157	Buy	06/21/17	364,844	368,405	3,561
BNP Paribas	Taiwan New Dollar	6,118,820	Buy	04/05/17	201,868	201,666	(202)
BNP Paribas	Argentine Peso	2,582,288	Buy	04/03/17	162,818	167,818	5,000
BNP Paribas	Argentine Peso	1,693,237	Buy	04/17/17	106,832	109,458	2,626
BNP Paribas	Argentine Peso	968,758	Buy	04/10/17	59,985	62,804	2,819
BNP Paribas	Singapore Dollar	281,195	Buy	06/21/17	202,000	201,141	(859)
BNP Paribas	Polish Zloty	794,366	Buy	06/21/17	201,000	200,175	(825)
BNP Paribas	Argentine Peso	790,862	Buy	04/24/17	47,873	50,978	3,105
BNP Paribas	Australian Dollar	267,000	Buy	06/21/17	200,474	203,692	3,218
BNP Paribas	Polish Zloty	820,179	Buy	06/21/17	201,000	206,679	5,679
BNP Paribas	New Zealand Dollar	1,202,993	Buy	06/21/17	827,972	841,591	13,619
Citibank N.A.	Philippine Peso	9,999,465	Buy	04/17/17	199,000	199,120	120
Citibank N.A.	South Korean Won	286,420,965	Buy	04/10/17	249,000	256,172	7,172
Citibank N.A.	Taiwan New Dollar	6,198,338	Buy	04/10/17	201,000	204,323	3,323
Citibank N.A.	South Korean Won	247,765,777	Buy	04/10/17	214,423	221,599	7,176
Citibank N.A.	South Korean Won	458,112,494	Buy	04/20/17	405,323	409,866	4,543
Citibank N.A.	Russian Ruble	11,719,144	Buy	05/15/17	201,000	206,218	5,218
Citibank N.A.	Russian Ruble	11,857,866	Buy	05/15/17	203,920	208,659	4,739
Citibank N.A.	EU Euro	3,113,268	Buy	05/11/17	3,316,284	3,326,868	10,584
Citibank N.A.	Russian Ruble	25,422,482	Buy	05/15/17	431,123	447,351	16,228
Citibank N.A.	Mexican Peso	1,541,856	Buy	06/21/17	80,000	81,358	1,358

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citibank N.A.	British Pound	164,057	Buy	06/21/17	$204,563	$205,942	$1,379
Citibank N.A.	Mexican Peso	1,383,345	Buy	06/21/17	71,072	72,994	1,922
Citibank N.A.	Norwegian Krone	961,899	Buy	06/21/17	113,391	112,121	(1,270)
Citibank N.A.	Argentine Peso	2,957,065	Buy	04/24/17	179,075	190,611	11,536
Citibank N.A.	EU Euro	189,000	Buy	06/21/17	201,587	202,391	804
Citibank N.A.	Mexican Peso	4,032,703	Buy	06/21/17	201,000	212,790	11,790
Citibank N.A.	Australian Dollar	268,000	Buy	06/21/17	200,839	204,454	3,615
Credit Suisse International	Colombian Peso	233,600,000	Buy	04/17/17	80,000	81,106	1,106
Credit Suisse International	Russian Ruble	14,815,320	Buy	05/15/17	250,097	260,700	10,603
Credit Suisse International	EU Euro	186,000	Buy	06/21/17	202,083	199,178	(2,905)
Credit Suisse International	Canadian Dollar	266,678	Buy	06/21/17	200,000	200,753	753
Credit Suisse International	Canadian Dollar	266,087	Buy	06/21/17	200,000	200,308	308
Credit Suisse International	Australian Dollar	262,626	Buy	06/21/17	201,534	200,355	(1,179)
Credit Suisse International	EU Euro	186,000	Buy	06/21/17	200,476	199,178	(1,298)
Credit Suisse International	New Zealand Dollar	285,000	Buy	06/21/17	198,981	199,380	399
Credit Suisse International	EU Euro	187,000	Buy	06/21/17	199,933	200,249	316
Credit Suisse International	New Zealand Dollar	174,080	Buy	06/21/17	120,135	121,783	1,648
Credit Suisse International	Australian Dollar	267,000	Buy	06/21/17	200,572	203,692	3,120
Credit Suisse International	Colombian Peso	1,321,607,229	Buy	06/16/17	445,736	455,078	9,342
Deutsche Bank AG	Indian Rupee	13,725,979	Buy	04/03/17	211,327	211,380	53
Deutsche Bank AG	Taiwan New Dollar	30,833,961	Buy	04/05/17	1,017,253	1,016,233	(1,020)
Deutsche Bank AG	Brazilian Real	253,558	Buy	04/04/17	81,000	80,993	(7)
Deutsche Bank AG	Brazilian Real	354,029	Buy	04/04/17	113,000	113,087	87
Deutsche Bank AG	Brazilian Real	622,611	Buy	04/04/17	199,000	198,879	(121)
Deutsche Bank AG	Brazilian Real	1,243,949	Buy	04/04/17	398,000	397,352	(648)
Deutsche Bank AG	Taiwan New Dollar	30,833,961	Buy	04/20/17	1,020,587	1,016,779	(3,808)
Deutsche Bank AG	Indian Rupee	13,070,320	Buy	04/10/17	199,000	201,268	2,268
Deutsche Bank AG	Brazilian Real	670,013	Buy	04/04/17	210,266	214,021	3,755
Deutsche Bank AG	Brazilian Real	633,775	Buy	04/04/17	202,000	202,445	445
Deutsche Bank AG	South Korean Won	129,914,585	Buy	04/20/17	115,374	116,232	858
Deutsche Bank AG	South Korean Won	225,856,200	Buy	04/28/17	202,000	202,123	123
Deutsche Bank AG	South Korean Won	225,613,800	Buy	04/28/17	202,000	201,906	(94)
Deutsche Bank AG	South Korean Won	269,433,180	Buy	04/20/17	241,000	241,058	58
Deutsche Bank AG	South Korean Won	235,759,434	Buy	04/20/17	210,809	210,930	121
Deutsche Bank AG	Indian Rupee	13,094,500	Buy	04/20/17	200,000	201,614	1,614
Deutsche Bank AG	Brazilian Real	1,278,256	Buy	04/04/17	404,000	408,310	4,310
Deutsche Bank AG	South Korean Won	439,145,884	Buy	04/28/17	394,627	393,000	(1,627)
Deutsche Bank AG	Taiwan New Dollar	6,193,797	Buy	04/28/17	205,535	204,305	(1,230)
Deutsche Bank AG	Taiwan New Dollar	6,265,878	Buy	04/05/17	202,000	206,512	4,512
Deutsche Bank AG	Taiwan New Dollar	6,262,000	Buy	04/05/17	202,000	206,385	4,385
Deutsche Bank AG	Colombian Peso	233,904,996	Buy	05/03/17	81,000	81,032	32
Deutsche Bank AG	Philippine Peso	10,094,220	Buy	04/24/17	201,000	200,913	(87)
Deutsche Bank AG	Taiwan New Dollar	6,242,738	Buy	04/13/17	201,000	205,809	4,809
Deutsche Bank AG	Colombian Peso	241,785,000	Buy	04/07/17	81,000	84,065	3,065
Deutsche Bank AG	Indonesian Rupiah	2,672,000,000	Buy	04/20/17	200,000	200,443	443
Deutsche Bank AG	Indian Rupee	13,036,490	Buy	04/20/17	199,000	200,721	1,721
Deutsche Bank AG	South Korean Won	138,823,300	Buy	04/06/17	121,000	124,146	3,146
Deutsche Bank AG	Taiwan New Dollar	3,367,650	Buy	04/05/17	110,000	110,992	992
Deutsche Bank AG	Taiwan New Dollar	22,196,447	Buy	04/20/17	718,913	731,948	13,035
Deutsche Bank AG	South Korean Won	604,415,400	Buy	05/24/17	541,334	541,138	(196)
Deutsche Bank AG	Russian Ruble	11,305,836	Buy	05/26/17	188,086	198,397	10,311
Deutsche Bank AG	Turkish Lira	302,130	Buy	06/21/17	81,000	81,266	266
Deutsche Bank AG	Indonesian Rupiah	1,957,315,027	Buy	05/24/17	145,423	146,486	1,063
Deutsche Bank AG	Mexican Peso	1,552,730	Buy	06/21/17	81,000	81,932	932
Deutsche Bank AG	Philippine Peso	9,822,420	Buy	05/24/17	193,813	195,077	1,264

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Mexican Peso	1,625,503	Buy	06/21/17	$84,000	$85,772	$1,772
Deutsche Bank AG	South African Rand	1,035,864	Buy	06/21/17	80,000	76,154	(3,846)
Deutsche Bank AG	Australian Dollar	261,000	Buy	06/21/17	199,889	199,115	(774)
Deutsche Bank AG	Singapore Dollar	558,111	Buy	06/21/17	398,000	399,222	1,222
Deutsche Bank AG	EU Euro	1,116,000	Buy	06/21/17	1,200,615	1,195,071	(5,544)
Deutsche Bank AG	EU Euro	187,000	Buy	06/21/17	200,503	200,249	(254)
Deutsche Bank AG	Indian Rupee	6,671,811	Buy	05/24/17	98,622	102,496	3,874
Deutsche Bank AG	Canadian Dollar	802,573	Buy	06/21/17	598,000	604,171	6,171
Deutsche Bank AG	Indonesian Rupiah	2,660,730,000	Buy	05/24/17	197,603	199,129	1,526
Deutsche Bank AG	Indian Rupee	26,417,350	Buy	07/14/17	400,020	403,651	3,631
Deutsche Bank AG	Indonesian Rupiah	8,653,055,000	Buy	06/22/17	637,802	645,639	7,837
Deutsche Bank AG	Peruvian Nuevo Sol	627,328	Buy	06/22/17	190,793	191,657	864
Deutsche Bank AG	Indian Rupee	8,133,336	Buy	07/14/17	120,333	124,275	3,942
JPMorgan Chase Bank N.A.	Brazilian Real	1,652,000	Buy	04/04/17	528,302	527,694	(608)
JPMorgan Chase Bank N.A.	Brazilian Real	377,097	Buy	04/04/17	121,000	120,455	(545)
JPMorgan Chase Bank N.A.	Brazilian Real	337,589	Buy	04/04/17	106,361	107,835	1,474
JPMorgan Chase Bank N.A.	Argentine Peso	900,642	Buy	04/17/17	57,006	58,221	1,215
JPMorgan Chase Bank N.A.	South Korean Won	695,813,440	Buy	04/03/17	608,000	622,206	14,206
JPMorgan Chase Bank N.A.	Taiwan New Dollar	2,514,872	Buy	04/05/17	81,000	82,886	1,886
JPMorgan Chase Bank N.A.	Taiwan New Dollar	12,499,603	Buy	04/05/17	406,000	411,965	5,965
JPMorgan Chase Bank N.A.	Taiwan New Dollar	18,238,171	Buy	04/20/17	597,000	601,420	4,420
JPMorgan Chase Bank N.A.	Taiwan New Dollar	6,042,778	Buy	04/05/17	197,000	199,159	2,159
JPMorgan Chase Bank N.A.	British Pound	593,000	Buy	04/28/17	727,715	743,386	15,671
JPMorgan Chase Bank N.A.	Russian Ruble	13,058,321	Buy	05/15/17	223,010	229,783	6,773
JPMorgan Chase Bank N.A.	Russian Ruble	11,622,825	Buy	05/15/17	201,000	204,523	3,523
JPMorgan Chase Bank N.A.	Argentine Peso	1,216,344	Buy	04/24/17	75,549	78,404	2,855
JPMorgan Chase Bank N.A.	Mexican Peso	342,154	Buy	06/21/17	17,765	18,054	289
JPMorgan Chase Bank N.A.	Canadian Dollar	141,157	Buy	06/21/17	105,510	106,262	752
JPMorgan Chase Bank N.A.	South African Rand	1,014,569	Buy	06/21/17	81,178	74,589	(6,589)
JPMorgan Chase Bank N.A.	EU Euro	372,000	Buy	06/21/17	401,322	398,357	(2,965)
JPMorgan Chase Bank N.A.	Argentine Peso	2,582,288	Buy	07/06/17	160,216	160,985	769
JPMorgan Chase Bank N.A.	EU Euro	377,000	Buy	06/21/17	403,910	403,712	(198)
JPMorgan Chase Bank N.A.	Australian Dollar	267,000	Buy	06/21/17	200,936	203,692	2,756
JPMorgan Chase Bank N.A.	Mexican Peso	4,007,054	Buy	06/21/17	202,000	211,437	9,437
Morgan Stanley & Co. International PLC	Chinese Offshore Yuan	1,390,679	Buy	06/21/17	201,000	201,139	139
Morgan Stanley & Co. International PLC	Chinese Offshore Yuan	1,981,527	Buy	06/21/17	286,560	286,595	35
Morgan Stanley & Co. International PLC	Brazilian Real	615,913	Buy	04/04/17	197,000	196,739	(261)
Morgan Stanley & Co. International PLC	Brazilian Real	4,418,125	Buy	04/04/17	1,430,277	1,411,271	(19,006)
Morgan Stanley & Co. International PLC	EU Euro	124,320	Buy	06/21/17	134,956	133,129	(1,827)
Morgan Stanley & Co. International PLC	British Pound	162,000	Buy	06/21/17	201,534	203,360	1,826

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	EU Euro	82,377	Buy	06/21/17	$89,566	$88,214	$(1,352)
Morgan Stanley & Co. International PLC	Russian Ruble	13,507,015	Buy	05/15/17	229,000	237,678	8,678
Morgan Stanley & Co. International PLC	British Pound	161,000	Buy	06/21/17	200,473	202,104	1,631
Morgan Stanley & Co. International PLC	Russian Ruble	14,641,415	Buy	05/15/17	244,800	257,640	12,840
Morgan Stanley & Co. International PLC	Australian Dollar	261,000	Buy	06/21/17	200,288	199,115	(1,173)
Morgan Stanley & Co. International PLC	Chinese Yuan	1,909,604	Buy	04/05/17	268,052	277,068	9,016
Morgan Stanley & Co. International PLC	New Zealand Dollar	286,000	Buy	06/21/17	200,169	200,080	(89)
Morgan Stanley & Co. International PLC	Turkish Lira	297,628	Buy	06/21/17	80,000	80,055	55
Morgan Stanley & Co. International PLC	Turkish Lira	296,784	Buy	06/21/17	80,000	79,828	(172)
Morgan Stanley & Co. International PLC	Polish Zloty	799,468	Buy	06/21/17	199,000	201,460	2,460
Morgan Stanley & Co. International PLC	Singapore Dollar	281,565	Buy	06/21/17	199,000	201,406	2,406
Morgan Stanley & Co. International PLC	Norwegian Krone	1,996,096	Buy	06/21/17	233,776	232,669	(1,107)
Morgan Stanley & Co. International PLC	EU Euro	188,000	Buy	06/21/17	200,378	201,320	942
Morgan Stanley & Co. International PLC	British Pound	166,000	Buy	06/21/17	202,210	208,381	6,171
Morgan Stanley & Co. International PLC	Polish Zloty	11,535,697	Buy	06/21/17	2,824,262	2,906,917	82,655
Morgan Stanley & Co. International PLC	South African Rand	17,670,220	Buy	06/21/17	1,332,083	1,299,076	(33,007)
Morgan Stanley & Co. International PLC	Australian Dollar	244,357	Buy	06/21/17	185,260	186,417	1,157
Morgan Stanley & Co. International PLC	Mexican Peso	33,151,113	Buy	06/21/17	1,675,441	1,749,257	73,816
Morgan Stanley & Co. International PLC	Chilean Peso	68,806,416	Buy	06/15/17	105,160	103,914	(1,246)
Morgan Stanley & Co. International PLC	Indonesian Rupiah	3,919,718,354	Buy	06/09/17	290,565	292,870	2,305
Morgan Stanley & Co. International PLC	South Korean Won	230,580,217	Buy	07/13/17	202,219	206,562	4,343
RBC Europe Limited	Brazilian Real	438,766	Buy	04/04/17	142,000	140,154	(1,846)
RBC Europe Limited	Australian Dollar	793,000	Buy	06/21/17	603,785	604,973	1,188
RBC Europe Limited	Canadian Dollar	267,839	Buy	06/21/17	201,000	201,627	627
RBC Europe Limited	Canadian Dollar	125,599	Buy	06/21/17	93,867	94,550	683
RBC Europe Limited	Canadian Dollar	266,402	Buy	06/21/17	200,000	200,545	545
RBC Europe Limited	Canadian Dollar	797,522	Buy	06/21/17	597,000	600,368	3,368
RBC Europe Limited	Canadian Dollar	530,190	Buy	06/21/17	398,000	399,123	1,123
RBC Europe Limited	Japanese Yen	22,990,540	Buy	06/21/17	201,000	207,154	6,154
Royal Bank of Scotland PLC	Mexican Peso	3,841,231	Buy	06/21/17	201,000	202,687	1,687
Royal Bank of Scotland PLC	Turkish Lira	604,989	Buy	06/21/17	160,000	162,727	2,727
Royal Bank of Scotland PLC	Turkish Lira	507,064	Buy	06/21/17	134,125	136,388	2,263
Royal Bank of Scotland PLC	Mexican Peso	1,194,027	Buy	06/21/17	59,899	63,004	3,105
Royal Bank of Scotland PLC	British Pound	165,000	Buy	06/21/17	201,011	207,125	6,114
Royal Bank of Scotland PLC	Mexican Peso	3,967,214	Buy	06/21/17	199,000	209,335	10,335
Royal Bank of Scotland PLC	British Pound	165,000	Buy	06/21/17	201,234	207,126	5,892
Royal Bank of Scotland PLC	Mexican Peso	4,005,809	Buy	06/21/17	202,000	211,371	9,371

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Standard Chartered Bank	Brazilian Real	262,650	Buy	04/04/17	$85,000	$83,898	$(1,102)
Standard Chartered Bank	Canadian Dollar	121,000	Buy	05/17/17	89,914	91,042	1,128
Standard Chartered Bank	Australian Dollar	149,391	Buy	06/21/17	113,440	113,969	529
Standard Chartered Bank	New Zealand Dollar	285,000	Buy	06/21/17	198,706	199,380	674
Standard Chartered Bank	Singapore Dollar	369,655	Buy	06/21/17	264,000	264,418	418
Standard Chartered Bank	Indian Rupee	27,327,818	Buy	05/24/17	403,631	419,826	16,195
Standard Chartered Bank	Australian Dollar	266,000	Buy	06/21/17	200,471	202,929	2,458
State Street Bank and Trust Co.	Canadian Dollar	162,322	Buy	06/21/17	121,419	122,194	775
State Street Bank and Trust Co.	Japanese Yen	22,267,584	Buy	06/21/17	201,000	200,640	(360)
State Street Bank and Trust Co.	EU Euro	186,000	Buy	06/21/17	201,616	199,179	(2,437)
State Street Bank and Trust Co.	Australian Dollar	1,294,000	Buy	06/21/17	995,319	987,181	(8,138)
State Street Bank and Trust Co.	EU Euro	51,402	Buy	06/21/17	55,114	55,043	(71)
UBS AG	South Korean Won	224,447,256	Buy	04/03/17	198,000	200,704	2,704
UBS AG	Mexican Peso	1,158,006	Buy	05/12/17	61,640	61,485	(155)
UBS AG	Japanese Yen	62,549,999	Buy	04/12/17	551,174	562,026	10,852
UBS AG	Malaysian Ringgit	350,091	Buy	05/18/17	78,469	78,730	261
UBS AG	EU Euro	188,000	Buy	06/21/17	202,830	201,320	(1,510)
UBS AG	Turkish Lira	371,560	Buy	06/21/17	101,000	99,941	(1,059)
UBS AG	South African Rand	1,037,035	Buy	06/21/17	81,000	76,241	(4,759)
UBS AG	South African Rand	1,047,957	Buy	06/21/17	81,000	77,044	(3,956)
UBS AG	South African Rand	1,049,930	Buy	06/21/17	81,000	77,189	(3,811)
UBS AG	South African Rand	1,046,476	Buy	06/21/17	81,000	76,935	(4,065)
UBS AG	South African Rand	1,532,080	Buy	06/21/17	121,000	112,635	(8,365)
UBS AG	South African Rand	2,045,212	Buy	06/21/17	161,000	150,360	(10,640)
UBS AG	EU Euro	23,145	Buy	06/21/17	24,981	24,784	(197)
UBS AG	South African Rand	1,552,104	Buy	06/21/17	120,000	114,107	(5,893)
UBS AG	Philippine Peso	9,931,035	Buy	05/24/17	197,475	197,233	(242)
UBS AG	Singapore Dollar	279,436	Buy	06/21/17	199,000	199,883	883
UBS AG	EU Euro	187,228	Buy	06/21/17	200,801	200,493	(308)
UBS AG	Australian Dollar	267,000	Buy	06/21/17	201,219	203,692	2,473
UBS AG	Hungarian Forint	216,563,810	Buy	06/21/17	742,725	750,698	7,973
UBS AG	Singapore Dollar	248,951	Buy	06/21/17	176,427	178,078	1,651
UBS AG	Colombian Peso	575,161,200	Buy	08/11/17	193,935	196,667	2,732
Westpac Banking Corp.	Australian Dollar	606,591	Buy	04/27/17	459,057	463,249	4,192
Westpac Banking Corp.	Australian Dollar	263,000	Buy	06/21/17	200,710	200,640	(70)
Westpac Banking Corp.	New Zealand Dollar	568,000	Buy	06/21/17	397,333	397,362	29
Westpac Banking Corp.	New Zealand Dollar	283,000	Buy	06/21/17	198,423	197,982	(441)
Westpac Banking Corp.	New Zealand Dollar	871,000	Buy	06/21/17	602,096	609,335	7,239
Westpac Banking Corp.	New Zealand Dollar	218,770	Buy	06/21/17	150,660	153,047	2,387
							$626,097

Bank of America N.A.	Japanese Yen	22,279,428	Sell	06/21/17	$202,000	$200,747	$1,253
Bank of America N.A.	New Zealand Dollar	288,000	Sell	06/21/17	198,248	201,480	(3,232)
Bank of America N.A.	New Zealand Dollar	575,000	Sell	06/21/17	397,900	402,259	(4,359)
Bank of America N.A.	EU Euro	461,764	Sell	06/21/17	494,522	494,481	41
Bank of America N.A.	Turkish Lira	592,820	Sell	06/21/17	155,253	159,454	(4,201)
Bank of America N.A.	Mexican Peso	4,003,811	Sell	06/21/17	201,000	211,266	(10,266)
Bank of America N.A.	Mexican Peso	4,006,814	Sell	06/21/17	201,000	211,424	(10,424)
Bank of America N.A.	Taiwan New Dollar	9,401,420	Sell	06/16/17	295,363	310,712	(15,349)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	South Korean Won	920,260,696	Sell	04/03/17	$825,642	$822,910	$2,732
Barclays Bank PLC	Brazilian Real	7,199,641	Sell	04/04/17	2,300,940	2,299,764	1,176
Barclays Bank PLC	Brazilian Real	617,874	Sell	04/04/17	201,000	197,366	3,634
Barclays Bank PLC	Brazilian Real	698,134	Sell	04/04/17	225,714	223,003	2,711
Barclays Bank PLC	Brazilian Real	632,323	Sell	04/04/17	199,000	201,981	(2,981)
Barclays Bank PLC	Brazilian Real	633,517	Sell	04/04/17	199,000	202,363	(3,363)
Barclays Bank PLC	Peruvian Nuevo Sol	395,340	Sell	04/06/17	120,000	121,676	(1,676)
Barclays Bank PLC	Indian Rupee	13,467,000	Sell	04/10/17	201,000	207,376	(6,376)
Barclays Bank PLC	Indian Rupee	26,429,190	Sell	04/17/17	398,000	406,942	(8,942)
Barclays Bank PLC	South Korean Won	228,153,500	Sell	04/17/17	199,000	204,105	(5,105)
Barclays Bank PLC	Russian Ruble	4,599,180	Sell	05/15/17	81,000	80,930	70
Barclays Bank PLC	Russian Ruble	11,629,140	Sell	05/15/17	202,000	204,634	(2,634)
Barclays Bank PLC	Russian Ruble	4,651,830	Sell	05/15/17	81,000	81,857	(857)
Barclays Bank PLC	Russian Ruble	9,284,870	Sell	05/15/17	161,000	163,383	(2,383)
Barclays Bank PLC	Russian Ruble	6,986,540	Sell	05/15/17	121,000	122,940	(1,940)
Barclays Bank PLC	Russian Ruble	11,626,000	Sell	05/15/17	200,000	204,579	(4,579)
Barclays Bank PLC	Russian Ruble	12,009,650	Sell	05/15/17	199,000	211,330	(12,330)
Barclays Bank PLC	Russian Ruble	2,415,600	Sell	05/15/17	40,000	42,507	(2,507)
Barclays Bank PLC	Russian Ruble	4,772,800	Sell	05/15/17	80,000	83,985	(3,985)
Barclays Bank PLC	Malaysian Ringgit	361,665	Sell	05/08/17	81,000	81,388	(388)
Barclays Bank PLC	Indonesian Rupiah	3,072,535,370	Sell	06/09/17	229,259	229,570	(311)
Barclays Bank PLC	South African Rand	5,846,703	Sell	06/21/17	444,000	429,837	14,163
Barclays Bank PLC	EU Euro	188,000	Sell	06/21/17	202,335	201,320	1,015
Barclays Bank PLC	EU Euro	185,000	Sell	06/21/17	202,196	198,108	4,088
Barclays Bank PLC	South African Rand	2,070,375	Sell	06/21/17	161,000	152,209	8,791
Barclays Bank PLC	South African Rand	1,077,501	Sell	06/21/17	84,152	79,216	4,936
Barclays Bank PLC	Mexican Peso	3,855,859	Sell	06/21/17	199,000	203,459	(4,459)
Barclays Bank PLC	Turkish Lira	297,767	Sell	06/21/17	80,000	80,092	(92)
Barclays Bank PLC	South Korean Won	1,576,207,202	Sell	05/30/17	1,376,720	1,411,291	(34,571)
Barclays Bank PLC	New Zealand Dollar	287,000	Sell	06/21/17	198,356	200,780	(2,424)
Barclays Bank PLC	Turkish Lira	309,807	Sell	06/21/17	80,000	83,331	(3,331)
Barclays Bank PLC	Japanese Yen	309,175,281	Sell	06/21/17	2,709,639	2,785,796	(76,157)
Barclays Bank PLC	Australian Dollar	2,775,501	Sell	06/21/17	2,100,521	2,117,403	(16,882)
BNP Paribas	Taiwan New Dollar	6,118,820	Sell	04/05/17	199,863	201,665	(1,802)
BNP Paribas	Canadian Dollar	129,162	Sell	06/21/17	97,000	97,232	(232)
BNP Paribas	Japanese Yen	25,191,440	Sell	06/21/17	227,159	226,986	173
BNP Paribas	Japanese Yen	22,722,815	Sell	06/21/17	199,000	204,742	(5,742)
BNP Paribas	New Zealand Dollar	290,000	Sell	06/21/17	200,817	202,879	(2,062)
Citibank N.A.	Peruvian Nuevo Sol	251,110	Sell	04/06/17	76,612	77,285	(673)
Citibank N.A.	EU Euro	3,371,493	Sell	05/11/17	3,591,348	3,602,810	(11,462)
Citibank N.A.	Canadian Dollar	428,259	Sell	05/17/17	318,674	322,230	(3,556)
Citibank N.A.	South African Rand	1,072,102	Sell	06/21/17	81,000	78,819	2,181
Citibank N.A.	Swedish Krona	711,233	Sell	06/21/17	81,356	79,680	1,676
Citibank N.A.	EU Euro	185,000	Sell	06/21/17	201,892	198,107	3,785
Citibank N.A.	Singapore Dollar	281,482	Sell	06/21/17	201,000	201,347	(347)
Citibank N.A.	Australian Dollar	260,000	Sell	06/21/17	200,073	198,352	1,721
Citibank N.A.	Canadian Dollar	1,759,601	Sell	06/21/17	1,320,514	1,324,614	(4,100)
Citibank N.A.	Japanese Yen	22,395,460	Sell	06/21/17	199,000	201,792	(2,792)
Citibank N.A.	British Pound	163,000	Sell	06/21/17	200,384	204,615	(4,231)
Citibank N.A.	Japanese Yen	22,587,893	Sell	06/21/17	199,000	203,526	(4,526)
Citibank N.A.	Japanese Yen	22,718,437	Sell	06/21/17	199,000	204,702	(5,702)
Citibank N.A.	Australian Dollar	265,000	Sell	06/21/17	201,326	202,166	(840)
Citibank N.A.	Taiwan New Dollar	12,600,000	Sell	06/02/17	412,236	416,169	(3,933)
Citibank N.A.	South Korean Won	824,742,753	Sell	07/13/17	719,859	738,832	(18,973)
Citibank N.A.	South Korean Won	661,768,202	Sell	07/13/17	583,107	592,834	(9,727)
Citibank N.A.	Hong Kong Sar Dollar	7,080,569	Sell	10/03/17	913,905	913,892	13
Citibank N.A.	Hong Kong Sar Dollar	4,679,675	Sell	03/27/18	605,000	604,675	325
Citibank N.A.	Hong Kong Sar Dollar	5,685,787	Sell	03/27/18	735,163	734,678	485
Credit Suisse International	EU Euro	186,000	Sell	06/21/17	201,269	199,179	2,090
Deutsche Bank AG	Brazilian Real	630,341	Sell	04/04/17	202,000	201,348	652
Deutsche Bank AG	Taiwan New Dollar	6,265,878	Sell	04/05/17	206,720	206,513	207
Deutsche Bank AG	Taiwan New Dollar	6,262,000	Sell	04/05/17	206,592	206,385	207
Deutsche Bank AG	Taiwan New Dollar	3,367,650	Sell	04/05/17	111,103	110,992	111
Deutsche Bank AG	Taiwan New Dollar	30,833,961	Sell	04/05/17	1,019,743	1,016,234	3,509
Deutsche Bank AG	South Korean Won	604,415,400	Sell	04/06/17	541,154	540,512	642
Deutsche Bank AG	Brazilian Real	1,275,144	Sell	04/04/17	402,000	407,316	(5,316)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Taiwan New Dollar	6,103,365	Sell	04/20/17	$201,000	$201,264	$(264)
Deutsche Bank AG	South Korean Won	223,658,000	Sell	04/20/17	200,000	200,103	(103)
Deutsche Bank AG	Indian Rupee	13,725,979	Sell	04/03/17	204,563	211,380	(6,817)
Deutsche Bank AG	Indian Rupee	26,925,960	Sell	04/10/17	402,000	414,628	(12,628)
Deutsche Bank AG	Colombian Peso	518,449,099	Sell	04/10/17	172,960	180,181	(7,221)
Deutsche Bank AG	Taiwan New Dollar	2,669,555	Sell	04/28/17	89,000	88,056	944
Deutsche Bank AG	Brazilian Real	228,673	Sell	04/04/17	73,000	73,044	(44)
Deutsche Bank AG	Colombian Peso	240,941,600	Sell	04/17/17	80,000	83,655	(3,655)
Deutsche Bank AG	Taiwan New Dollar	6,247,080	Sell	04/13/17	201,000	205,952	(4,952)
Deutsche Bank AG	South Korean Won	233,260,500	Sell	04/13/17	201,000	208,646	(7,646)
Deutsche Bank AG	South Korean Won	233,039,400	Sell	04/13/17	201,000	208,449	(7,449)
Deutsche Bank AG	Polish Zloty	789,412	Sell	06/21/17	202,000	198,926	3,074
Deutsche Bank AG	Singapore Dollar	280,909	Sell	06/21/17	202,000	200,937	1,063
Deutsche Bank AG	New Zealand Dollar	857,000	Sell	06/21/17	600,620	599,541	1,079
Deutsche Bank AG	South African Rand	1,026,592	Sell	06/21/17	80,000	75,473	4,527
Deutsche Bank AG	Singapore Dollar	280,465	Sell	06/21/17	201,000	200,620	380
Deutsche Bank AG	British Pound	161,000	Sell	06/21/17	199,218	202,104	(2,886)
Deutsche Bank AG	British Pound	161,000	Sell	06/21/17	199,362	202,104	(2,742)
Deutsche Bank AG	Turkish Lira	537,761	Sell	06/21/17	139,602	144,645	(5,043)
Deutsche Bank AG	Singapore Dollar	285,293	Sell	06/21/17	201,000	204,073	(3,073)
Deutsche Bank AG	Australian Dollar	797,000	Sell	06/21/17	601,403	608,023	(6,620)
Deutsche Bank AG	Australian Dollar	266,000	Sell	06/21/17	201,217	202,929	(1,712)
Deutsche Bank AG	Indian Rupee	13,725,979	Sell	07/14/17	209,186	209,730	(544)
Deutsche Bank AG	Hong Kong Sar Dollar	2,083,042	Sell	03/27/18	269,280	269,156	124
JPMorgan Chase Bank N.A.	Argentine Peso	2,582,288	Sell	04/03/17	166,922	167,817	(895)
JPMorgan Chase Bank N.A.	Taiwan New Dollar	2,514,872	Sell	04/05/17	82,969	82,886	83
JPMorgan Chase Bank N.A.	Taiwan New Dollar	6,042,778	Sell	04/05/17	199,359	199,159	200
JPMorgan Chase Bank N.A.	Taiwan New Dollar	12,499,603	Sell	04/05/17	412,378	411,965	413
JPMorgan Chase Bank N.A.	Brazilian Real	619,181	Sell	04/04/17	201,000	197,783	3,217
JPMorgan Chase Bank N.A.	Brazilian Real	619,700	Sell	04/04/17	200,000	197,949	2,051
JPMorgan Chase Bank N.A.	Indonesian Rupiah	5,499,883,500	Sell	04/10/17	410,000	412,673	(2,673)
JPMorgan Chase Bank N.A.	South Korean Won	329,096,367	Sell	04/17/17	287,984	294,408	(6,424)
JPMorgan Chase Bank N.A.	Indonesian Rupiah	3,072,535,370	Sell	04/07/17	228,583	230,560	(1,977)
JPMorgan Chase Bank N.A.	Russian Ruble	16,426,042	Sell	05/15/17	282,477	289,044	(6,567)
JPMorgan Chase Bank N.A.	New Zealand Dollar	292,000	Sell	04/21/17	210,503	204,605	5,898
JPMorgan Chase Bank N.A.	British Pound	667,091	Sell	04/28/17	818,638	836,267	(17,629)
JPMorgan Chase Bank N.A.	South African Rand	1,062,241	Sell	06/21/17	81,000	78,094	2,906
JPMorgan Chase Bank N.A.	Mexican Peso	3,830,049	Sell	06/21/17	202,000	202,097	(97)
JPMorgan Chase Bank N.A.	Mexican Peso	1,541,224	Sell	06/21/17	80,000	81,325	(1,325)
JPMorgan Chase Bank N.A.	Mexican Peso	3,879,896	Sell	06/21/17	200,000	204,727	(4,727)
JPMorgan Chase Bank N.A.	EU Euro	557,000	Sell	06/21/17	602,670	596,465	6,205
JPMorgan Chase Bank N.A.	Brazilian Real	1,652,000	Sell	07/05/17	517,657	516,618	1,039
JPMorgan Chase Bank N.A.	Australian Dollar	528,000	Sell	06/21/17	397,981	402,807	(4,826)
JPMorgan Chase Bank N.A.	Australian Dollar	264,000	Sell	06/21/17	198,841	201,403	(2,562)
JPMorgan Chase Bank N.A.	Japanese Yen	22,052,163	Sell	06/21/17	193,269	198,699	(5,430)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	Japanese Yen	22,735,949	Sell	06/21/17	$199,000	$204,860	$(5,860)
JPMorgan Chase Bank N.A.	EU Euro	4,224,846	Sell	06/21/17	4,531,084	4,524,187	6,897
JPMorgan Chase Bank N.A.	Mexican Peso	118,193,880	Sell	06/08/17	5,646,294	6,248,371	(602,077)
Morgan Stanley & Co. International PLC	Chinese Offshore Yuan	1,910,006	Sell	04/05/17	268,052	277,942	(9,890)
Morgan Stanley & Co. International PLC	Mexican Peso	5,580,088	Sell	05/12/17	284,336	296,278	(11,942)
Morgan Stanley & Co. International PLC	Brazilian Real	1,652,000	Sell	04/04/17	510,255	527,695	(17,440)
Morgan Stanley & Co. International PLC	Taiwan New Dollar	6,296,000	Sell	04/28/17	203,695	207,676	(3,981)
Morgan Stanley & Co. International PLC	British Pound	162,000	Sell	06/21/17	202,364	203,360	(996)
Morgan Stanley & Co. International PLC	EU Euro	185,000	Sell	06/21/17	202,124	198,108	4,016
Morgan Stanley & Co. International PLC	Japanese Yen	22,755,210	Sell	06/21/17	205,543	205,034	509
Morgan Stanley & Co. International PLC	EU Euro	1,278,160	Sell	06/21/17	1,366,257	1,368,721	(2,464)
Morgan Stanley & Co. International PLC	Australian Dollar	263,000	Sell	06/21/17	198,348	200,641	(2,293)
Morgan Stanley & Co. International PLC	South African Rand	1,074,104	Sell	06/21/17	80,000	78,966	1,034
Morgan Stanley & Co. International PLC	Australian Dollar	263,000	Sell	06/21/17	199,144	200,641	(1,497)
Morgan Stanley & Co. International PLC	Japanese Yen	46,189,197	Sell	06/21/17	402,000	416,184	(14,184)
Morgan Stanley & Co. International PLC	South African Rand	1,079,440	Sell	06/21/17	80,000	79,358	642
Morgan Stanley & Co. International PLC	Swedish Krona	1,010,389	Sell	06/21/17	112,613	113,195	(582)
Morgan Stanley & Co. International PLC	Turkish Lira	307,984	Sell	06/21/17	80,000	82,840	(2,840)
Morgan Stanley & Co. International PLC	Singapore Dollar	284,778	Sell	06/21/17	202,000	203,704	(1,704)
Morgan Stanley & Co. International PLC	Taiwan New Dollar	5,543,543	Sell	07/11/17	181,934	183,397	(1,463)
RBC Europe Limited	Canadian Dollar	268,541	Sell	06/21/17	202,000	202,155	(155)
RBC Europe Limited	Canadian Dollar	268,301	Sell	06/21/17	202,000	201,975	25
RBC Europe Limited	New Zealand Dollar	572,000	Sell	06/21/17	402,530	400,160	2,370
RBC Europe Limited	Canadian Dollar	538,132	Sell	06/21/17	404,000	405,102	(1,102)
RBC Europe Limited	EU Euro	186,000	Sell	06/21/17	201,222	199,178	2,044
RBC Europe Limited	Australian Dollar	263,000	Sell	06/21/17	198,578	200,640	(2,062)
RBC Europe Limited	Australian Dollar	263,000	Sell	06/21/17	198,960	200,640	(1,680)
RBC Europe Limited	Canadian Dollar	271,346	Sell	06/21/17	201,000	204,267	(3,267)
Royal Bank of Scotland PLC	Mexican Peso	3,854,326	Sell	06/21/17	202,000	203,378	(1,378)
Royal Bank of Scotland PLC	Mexican Peso	1,547,813	Sell	06/21/17	81,000	81,672	(672)
Royal Bank of Scotland PLC	Japanese Yen	22,422,856	Sell	06/21/17	201,000	202,039	(1,039)
Royal Bank of Scotland PLC	Australian Dollar	259,000	Sell	06/21/17	199,897	197,588	2,309
Royal Bank of Scotland PLC	Mexican Peso	3,859,758	Sell	06/21/17	200,000	203,665	(3,665)
Royal Bank of Scotland PLC	Mexican Peso	3,935,416	Sell	06/21/17	199,000	207,657	(8,657)
Royal Bank of Scotland PLC	Mexican Peso	1,188,839	Sell	06/21/17	59,899	62,731	(2,832)
Royal Bank of Scotland PLC	British Pound	163,000	Sell	06/21/17	199,912	204,615	(4,703)
Royal Bank of Scotland PLC	Turkish Lira	307,436	Sell	06/21/17	80,000	82,693	(2,693)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland PLC	Australian Dollar	267,000	Sell	06/21/17	$200,213	$203,692	$(3,479)
Standard Chartered Bank	Australian Dollar	264,000	Sell	06/21/17	201,139	201,403	(264)
Standard Chartered Bank	Chinese Offshore Yuan	1,390,196	Sell	06/21/17	201,000	201,069	(69)
Standard Chartered Bank	South African Rand	1,019,302	Sell	06/21/17	80,000	74,937	5,063
Standard Chartered Bank	South African Rand	1,019,209	Sell	06/21/17	80,000	74,930	5,070
Standard Chartered Bank	South African Rand	2,064,181	Sell	06/21/17	161,000	151,754	9,246
Standard Chartered Bank	Australian Dollar	532,000	Sell	06/21/17	402,628	405,858	(3,230)
Standard Chartered Bank	Indian Rupee	11,678,903	Sell	07/14/17	171,698	178,451	(6,753)
Standard Chartered Bank	Taiwan New Dollar	52,963,982	Sell	08/17/17	1,735,955	1,754,359	(18,404)
Standard Chartered Bank	Taiwan New Dollar	17,160,491	Sell	06/16/17	544,087	567,146	(23,059)
Standard Chartered Bank	Taiwan New Dollar	11,221,304	Sell	06/16/17	355,780	370,858	(15,078)
Standard Chartered Bank	Hong Kong Sar Dollar	3,327,439	Sell	03/27/18	430,265	429,949	316
State Street Bank and Trust Co.	British Pound	162,000	Sell	06/21/17	202,403	203,360	(957)
State Street Bank and Trust Co.	British Pound	109,174	Sell	06/21/17	137,749	137,047	702
State Street Bank and Trust Co.	EU Euro	185,000	Sell	06/21/17	202,468	198,108	4,360
State Street Bank and Trust Co.	Japanese Yen	22,298,538	Sell	06/21/17	201,000	200,919	81
State Street Bank and Trust Co.	British Pound	161,000	Sell	06/21/17	201,557	202,105	(548)
State Street Bank and Trust Co.	British Pound	163,000	Sell	06/21/17	199,750	204,615	(4,865)
State Street Bank and Trust Co.	British Pound	163,000	Sell	06/21/17	199,530	204,615	(5,085)
State Street Bank and Trust Co.	Japanese Yen	46,158,042	Sell	06/21/17	402,000	415,903	(13,903)
State Street Bank and Trust Co.	Japanese Yen	23,045,052	Sell	06/21/17	201,000	207,645	(6,645)
State Street Bank and Trust Co.	Japanese Yen	32,026,975	Sell	06/21/17	281,000	288,576	(7,576)
State Street Bank and Trust Co.	British Pound	522,384	Sell	06/21/17	636,765	655,752	(18,987)
State Street Bank and Trust Co.	Canadian Dollar	269,800	Sell	06/21/17	201,000	203,104	(2,104)
Royal Bank of Scotland PLC	Chinese Offshore Yuan	1,945,414	Sell	06/21/17	282,000	281,372	628
UBS AG	Australian Dollar	249,463	Sell	04/27/17	188,489	190,513	(2,024)
UBS AG	Japanese Yen	35,535,799	Sell	04/12/17	313,132	319,297	(6,165)
UBS AG	South Korean Won	1,585,768,865	Sell	04/12/17	1,395,321	1,418,389	(23,068)
UBS AG	South African Rand	2,110,155	Sell	06/21/17	162,000	155,134	6,866
UBS AG	EU Euro	187,000	Sell	06/21/17	202,751	200,249	2,502
UBS AG	British Pound	160,000	Sell	06/21/17	201,940	200,849	1,091
UBS AG	South African Rand	2,074,175	Sell	06/21/17	161,000	152,489	8,511
UBS AG	Taiwan New Dollar	39,122,168	Sell	04/20/17	1,243,288	1,290,090	(46,802)
UBS AG	South Korean Won	659,391,918	Sell	05/24/17	574,068	590,359	(16,291)
UBS AG	South African Rand	4,854,605	Sell	06/21/17	361,000	356,900	4,100
UBS AG	British Pound	1,615,596	Sell	06/21/17	1,968,528	2,028,069	(59,541)
UBS AG	South African Rand	1,078,605	Sell	06/21/17	80,000	79,297	703
UBS AG	South African Rand	2,135,570	Sell	06/21/17	161,000	157,002	3,998
UBS AG	South African Rand	2,145,422	Sell	06/21/17	161,000	157,727	3,273
UBS AG	Taiwan New Dollar	6,201,360	Sell	07/11/17	202,725	205,160	(2,435)
UBS AG	Hong Kong Sar Dollar	2,801,845	Sell	09/29/17	361,836	361,621	215
UBS AG	Taiwan New Dollar	22,657,416	Sell	06/20/17	710,709	748,948	(38,239)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
UBS AG	Taiwan New Dollar	16,738,658	Sell	06/20/17	$525,003	$553,302	$(28,299)
Westpac Banking Corp.	Australian Dollar	662,031	Sell	04/26/17	505,426	505,597	(171)
Westpac Banking Corp.	EU Euro	350,060	Sell	05/11/17	378,843	374,078	4,765
Westpac Banking Corp.	Australian Dollar	632,000	Sell	06/21/17	483,221	482,147	1,074
Westpac Banking Corp.	Australian Dollar	105,000	Sell	06/21/17	80,477	80,104	373
Westpac Banking Corp.	New Zealand Dollar	287,000	Sell	06/21/17	201,048	200,780	268
Westpac Banking Corp.	EU Euro	574,631	Sell	06/21/17	628,540	615,345	13,195
Westpac Banking Corp.	Australian Dollar	262,000	Sell	06/21/17	199,979	199,877	102
Westpac Banking Corp.	Australian Dollar	289,666	Sell	06/21/17	223,903	220,983	2,920
Westpac Banking Corp.	New Zealand Dollar	218,770	Sell	06/21/17	150,610	153,047	(2,437)
Westpac Banking Corp.	Singapore Dollar	866,100	Sell	06/21/17	614,342	619,529	(5,187)
							$(1,340,576)

At March 31, 2017, the following forward cross-currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Counterparty	Currency Purchased		Currency Sold		Fair Value	Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America N.A.	EUR	75,000	PLN	318,301	$80,210	06/21/17	$104
Bank of America N.A.	EUR	82,559	CHF	88,159	88,436	06/21/17	(28)
Bank of America N.A.	EUR	110,976	CHF	118,608	118,981	06/21/17	(142)
Bank of America N.A.	HUF	57,681,204	EUR	186,000	199,179	06/21/17	768
Bank of America N.A.	CZK	10,076,161	EUR	376,000	402,897	07/03/17	(334)
Bank of America N.A.	EUR	219,187	NOK	1,996,096	232,669	06/21/17	2,048
Bank of America N.A.	HUF	71,749,356	EUR	230,261	246,576	06/21/17	2,136
Bank of America N.A.	SEK	7,669,820	EUR	803,106	860,008	06/21/17	(746)
Bank of America N.A.	SEK	12,307,527	EUR	1,291,302	1,382,794	06/21/17	(3,962)
Bank of America N.A.	CZK	5,060,584	EUR	188,000	202,429	10/03/17	1,125
Bank of America N.A.	CZK	4,501,903	EUR	167,000	178,832	06/21/17	799
Barclays Bank PLC	CAD	268,334	AUD	264,000	201,403	06/21/17	597
BNP Paribas	PLN	391,376	EUR	91,677	98,172	06/21/17	452
BNP Paribas	EUR	111,000	PLN	475,031	119,705	06/21/17	(840)
BNP Paribas	HUF	21,431,276	EUR	69,090	73,985	06/21/17	305
BNP Paribas	HUF	23,436,975	EUR	75,000	80,314	06/21/17	928
BNP Paribas	NOK	2,477,100	EUR	273,161	292,515	06/21/17	(3,779)
BNP Paribas	PLN	2,284,619	EUR	526,246	563,532	06/21/17	12,176
BNP Paribas	NOK	1,710,194	EUR	190,000	203,462	06/21/17	(4,118)
BNP Paribas	HUF	59,212,407	EUR	191,000	204,533	06/21/17	721
BNP Paribas	SEK	4,516,582	EUR	474,000	507,584	06/21/17	(1,584)
Citibank N.A.	EUR	366,591	JPY	44,045,574	396,869	06/21/17	(4,304)
Citibank N.A.	EUR	182,171	SEK	1,730,300	193,848	06/21/17	1,230
Citibank N.A.	NOK	19,501,105	EUR	2,171,978	2,325,868	06/21/17	(52,776)
Citibank N.A.	CZK	2,956,525	EUR	110,000	117,694	06/05/17	75
Citibank N.A.	CZK	4,971,135	EUR	185,000	198,307	07/10/17	403
Citibank N.A.	EUR	399,929	CZK	10,762,102	429,421	06/21/17	(1,155)
Citibank N.A.	CZK	9,051,700	EUR	335,870	359,667	06/21/17	1,506
Citibank N.A.	CZK	10,698,913	EUR	399,930	431,869	11/21/17	102
Credit Suisse International	AUD	191,706	JPY	16,072,652	144,821	06/21/17	1,430
Credit Suisse International	CAD	128,986	GBP	77,768	97,623	06/21/17	(523)
Credit Suisse International	NZD	116,712	AUD	106,305	81,099	06/21/17	551
Credit Suisse International	EUR	187,000	CHF	200,281	200,911	06/21/17	(661)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency Purchased		Currency Sold		Fair Value	Settlement Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	HUF	29,815,872	EUR	95,457	$102,220	06/21/17	$1,134
Credit Suisse International	CHF	1,760,051	EUR	1,644,339	1,760,845	06/21/17	4,742
Credit Suisse International	SEK	13,279,616	EUR	1,392,796	1,491,479	06/21/17	(3,743)
Deutsche Bank AG	EUR	187,000	PLN	796,418	200,692	06/21/17	(443)
Deutsche Bank AG	EUR	91,676	PLN	390,271	98,346	06/21/17	(174)
Deutsche Bank AG	PLN	1,600,431	EUR	373,000	399,428	06/21/17	3,870
Deutsche Bank AG	EUR	186,000	PLN	800,098	201,619	06/21/17	(2,441)
Deutsche Bank AG	PLN	806,267	EUR	186,000	199,179	06/21/17	3,995
Deutsche Bank AG	HUF	58,433,179	EUR	186,739	199,970	06/21/17	2,583
JPMorgan Chase Bank N.A.	EUR	188,000	CAD	271,105	204,086	06/21/17	(2,766)
JPMorgan Chase Bank N.A.	CAD	540,589	EUR	372,000	398,357	06/21/17	8,594
JPMorgan Chase Bank N.A.	NOK	3,430,151	EUR	371,000	397,286	06/21/17	2,540
JPMorgan Chase Bank N.A.	SEK	1,769,212	EUR	186,000	199,179	06/21/17	(971)
JPMorgan Chase Bank N.A.	SEK	1,771,367	EUR	186,000	199,179	06/21/17	(729)
JPMorgan Chase Bank N.A.	CZK	6,264,762	EUR	232,826	248,647	04/28/17	(221)
JPMorgan Chase Bank N.A.	NOK	1,708,330	EUR	186,000	199,179	06/21/17	(52)
JPMorgan Chase Bank N.A.	CZK	9,248,548	EUR	343,482	367,662	06/13/17	1,052
JPMorgan Chase Bank N.A.	EUR	186,000	SEK	1,763,455	197,563	06/21/17	1,616
JPMorgan Chase Bank N.A.	NOK	1,710,151	EUR	186,000	199,179	06/21/17	160
JPMorgan Chase Bank N.A.	NOK	1,707,824	EUR	186,000	199,179	06/21/17	(111)
JPMorgan Chase Bank N.A.	SEK	812,052	EUR	85,000	91,022	06/21/17	(47)
JPMorgan Chase Bank N.A.	NOK	1,727,238	EUR	189,000	202,391	06/21/17	(1,060)
JPMorgan Chase Bank N.A.	NOK	1,743,269	EUR	190,000	203,462	06/21/17	(263)
JPMorgan Chase Bank N.A.	GBP	165,526	EUR	190,000	203,462	06/21/17	4,324
JPMorgan Chase Bank N.A.	CZK	10,419,740	EUR	388,000	415,137	06/05/17	(85)
JPMorgan Chase Bank N.A.	CZK	5,004,184	EUR	188,000	203,528	01/03/18	(816)
JPMorgan Chase Bank N.A.	CZK	5,283,374	EUR	197,990	214,343	01/03/18	(322)
JPMorgan Chase Bank N.A.	CZK	13,455,540	EUR	504,000	545,627	01/03/18	(565)
JPMorgan Chase Bank N.A.	CZK	5,149,240	EUR	193,000	208,941	01/03/18	(353)
Morgan Stanley & Co. International PLC	EUR	188,000	GBP	161,845	203,166	06/21/17	(1,845)
Morgan Stanley & Co. International PLC	EUR	34,639	PLN	147,338	37,128	06/21/17	(35)
Morgan Stanley & Co. International PLC	PLN	1,744,446	EUR	406,296	435,083	06/21/17	4,506
Morgan Stanley & Co. International PLC	HUF	30,155,360	EUR	97,000	103,873	06/21/17	658
Morgan Stanley & Co. International PLC	NOK	3,480,851	EUR	378,000	404,782	06/21/17	953
Morgan Stanley & Co. International PLC	PLN	493,653	EUR	113,826	121,891	06/21/17	2,506
Morgan Stanley & Co. International PLC	CZK	3,823,636	EUR	143,060	153,941	09/21/17	(277)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency Purchased		Currency Sold		Fair Value	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	CZK	4,362,034	EUR	162,975	$176,001	11/22/17	$130
Morgan Stanley & Co. International PLC	CZK	4,353,582	EUR	162,763	175,762	11/21/17	15
RBC Europe Limited	EUR	188,000	CAD	269,008	202,507	06/21/17	(1,187)
RBC Europe Limited	EUR	186,000	NOK	1,698,930	198,031	06/21/17	1,148
RBC Europe Limited	EUR	186,000	SEK	1,760,914	197,278	06/21/17	1,901
RBC Europe Limited	NOK	688,638	SEK	714,923	80,094	06/21/17	175
Royal Bank of Scotland PLC	EUR	187,000	GBP	161,650	202,921	06/21/17	(2,671)
Royal Bank of Scotland PLC	AUD	263,000	NZD	285,295	199,586	06/21/17	1,054
Royal Bank of Scotland PLC	GBP	326,405	EUR	372,000	398,357	06/21/17	11,381
Standard Chartered Bank	EUR	376,000	GBP	323,989	406,706	06/21/17	(4,065)
Standard Chartered Bank	GBP	163,178	EUR	187,000	200,249	06/21/17	4,589
Standard Chartered Bank	EUR	186,000	GBP	162,494	203,980	06/21/17	(4,802)
Standard Chartered Bank	CHF	407,770	EUR	381,000	407,995	06/21/17	1,057
State Street Bank and Trust Co.	EUR	202,606	CHF	216,654	217,336	06/21/17	(375)
State Street Bank and Trust Co.	AUD	178,384	JPY	15,059,584	135,693	06/21/17	394
State Street Bank and Trust Co.	CAD	118,506	EUR	82,185	88,008	06/21/17	1,202
State Street Bank and Trust Co.	EUR	186,000	JPY	22,635,084	203,951	06/21/17	(4,773)
State Street Bank and Trust Co.	EUR	186,000	GBP	161,855	203,178	06/21/17	(4,000)
State Street Bank and Trust Co.	SEK	7,803,822	EUR	822,980	881,290	06/21/17	(7,015)
State Street Bank and Trust Co.	EUR	187,000	SEK	1,775,774	198,943	06/21/17	1,307
State Street Bank and Trust Co.	EUR	379,000	JPY	46,452,514	418,556	06/21/17	(12,703)
State Street Bank and Trust Co.	EUR	189,000	JPY	23,195,781	209,003	06/21/17	(6,612)
State Street Bank and Trust Co.	NOK	762,786	EUR	83,442	89,354	06/21/17	(442)
State Street Bank and Trust Co.	CHF	216,654	EUR	202,415	216,756	06/21/17	580
State Street Bank and Trust Co.	NOK	3,460,356	EUR	380,000	406,924	06/21/17	(3,577)
State Street Bank and Trust Co.	EUR	33,184	CZK	887,075	35,395	06/21/17	140
State Street Bank and Trust Co.	CZK	4,458,300	EUR	166,168	177,942	06/21/17	(50)
State Street Bank and Trust Co.	CZK	11,290,908	EUR	422,423	454,528	09/20/17	(805)
UBS AG	EUR	187,000	NOK	1,716,855	200,120	06/21/17	129
UBS AG	EUR	186,000	CHF	198,718	199,342	06/21/17	(164)
UBS AG	NOK	1,716,115	EUR	186,000	199,179	06/21/17	856
UBS AG	NOK	1,714,040	EUR	186,000	199,179	06/21/17	614
UBS AG	EUR	186,000	HUF	57,476,809	199,238	06/21/17	(59)
UBS AG	EUR	187,000	CHF	200,136	200,766	06/21/17	(516)
UBS AG	EUR	187,000	CHF	200,928	201,560	06/21/17	(1,310)
UBS AG	SEK	12,317,550	EUR	1,295,452	1,387,238	06/21/17	(7,284)
UBS AG	EUR	197,742	NOK	1,773,812	206,759	06/21/17	4,993
UBS AG	NOK	3,417,120	EUR	380,000	406,924	06/21/17	(8,617)
UBS AG	NOK	1,713,990	EUR	190,000	203,462	06/21/17	(3,676)
UBS AG	CZK	4,498,980	EUR	167,000	178,832	06/21/17	682
Westpac Banking Corp.	EUR	440,898	JPY	52,848,287	476,185	06/21/17	(4,048)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency Purchased		Currency Sold		Fair Value	Settlement Date	Unrealized Appreciation (Depreciation)
Westpac Banking Corp.	EUR	130,162	JPY	15,619,804	$140,741	06/21/17	$(1,357)
Westpac Banking Corp.	AUD	263,000	NZD	285,867	199,987	06/21/17	654
Westpac Banking Corp.	EUR	258,156	JPY	31,388,663	282,825	06/21/17	(6,378)
Westpac Banking Corp.	EUR	261,592	JPY	32,066,660	288,934	06/21/17	(8,807)
Westpac Banking Corp.	EUR	595,367	GBP	520,919	653,914	06/21/17	(16,363)
Westpac Banking Corp.	EUR	238,147	GBP	209,268	262,695	06/21/17	(7,675)
Westpac Banking Corp.	EUR	508,444	JPY	61,604,572	555,083	06/21/17	(10,614)
							$(118,526)

Cross-Currency Abbreviations
AUD	-	Australia Dollar
CAD	-	Canada Dollar
CHF	-	Swiss Franc
CZK	-	Czech Koruna
EUR	-	EU Euro
GBP	-	British Pound
HUF	-	Hungary Forint
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona

At March 31, 2017, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Sterling	56	06/21/17	$8,738,270	$6,953
90-Day Sterling	56	09/20/17	8,733,446	5,032
90-Day Sterling	56	12/20/17	8,729,061	4,277
Australia 3-Year Bond	275	06/15/17	23,477,829	131,478
U.S. Treasury 10-Year Note	83	06/21/17	10,338,687	55,009
U.S. Treasury 2-Year Note	97	06/30/17	20,995,953	2,526
U.S. Treasury Ultra Long Bond	108	06/21/17	17,347,500	33,444
			$98,360,746	$238,719
Short Contracts
U.S. Treasury 5-Year Note	(382)	06/30/17	(44,971,546)	(137,367)
U.S. Treasury Long Bond	(34)	06/20/17	(5,128,688)	(9,627)
U.S. Treasury Ultra 10-Year Note	(2)	06/21/17	(267,781)	(1,173)
			$(50,368,015)	$(148,167)

At March 31, 2017, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American Emerging Markets Index, Series 27, Version 1	Buy	(1.000)	Intercontinental Exchange	06/20/22	USD	3,220,000	$170,364	$(3,677)
CDX North American High Yield Index, Series 28, Version 1	Buy	(5.000)	Intercontinental Exchange	06/20/22	USD	1,750,000	(125,804)	(367)
							$44,560	$(4,044)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(4)
CDX North American Investment Grade Index, Series 27, Version 1	Sell	1.000	Intercontinental Exchange	12/20/21	USD	3,630,000	$67,217	$10,258
							67,217	$10,258

At March 31, 2017, the following over-the-counter credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	90,000	$(1,022)	$(317)	$(705)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	360,000	(4,089)	(1,350)	(2,739)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	(716)	218	(934)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	2,830,000	(40,494)	21,986	(62,480)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	40,000	(572)	56	(628)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	100,000	(1,136)	(66)	(1,070)
Citibank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	250,000	(3,577)	474	(4,051)
Citibank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,680,000	(24,039)	8,102	(32,141)
Citibank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	310,000	(4,436)	1,357	(5,793)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,080,000	(15,453)	9,456	(24,909)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	80,000	(1,145)	255	(1,400)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	10,000	(143)	(2)	(141)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	160,000	(2,289)	320	(2,609)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	360,000	(4,089)	1,264	(5,353)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(1,574)	482	(2,056)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	(716)	94	(810)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	20,000	$(286)	$72	$(358)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(1,574)	340	(1,914)
							$(107,350)	$42,741	$(150,091)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

At March 31, 2017, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month AUD-BBR-BBSW and pay a fixed rate equal to 2.750%	LCH.Clearnet	06/21/22	AUD	7,280,000	$44,359	$15,516
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month AUD-BBR-BBSW	LCH.Clearnet	12/15/26	AUD	5,120,000	12,442	2,293
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 3-month CAD-BA-CDOR	LCH.Clearnet	03/15/19	CAD	23,950,000	(36,857)	30,671
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 3-month CAD-BA-CDOR	LCH.Clearnet	06/21/22	CAD	1,770,000	(33,330)	3,303
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 3-month CAD-BA-CDOR	LCH.Clearnet	12/15/26	CAD	490,000	2,559	4,171
Receive a fixed rate equal to 1.250% and pay a floating rate based on the 3-month CAD-BA-CDOR	LCH.Clearnet	06/21/27	CAD	2,060,000	(102,442)	11,497
Receive a fixed rate equal to -0.554 and pay a floating rate based on the 6-month CHF-LIBOR	LCH.Clearnet	03/29/19	CHF	9,590,000	3,111	2,251
Receive a fixed rate equal to 0.030% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	03/14/19	EUR	57,320,000	57,890	46,884
Receive a fixed rate equal to -0.184% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	03/14/19	EUR	16,980,000	7,477	8,847
Receive a fixed rate equal to 0.010% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	03/14/19	EUR	37,260,000	29,636	32,252
Receive a fixed rate equal to 1.125% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	03/15/19	EUR	2,800,000	8,827	(889)
Receive a fixed rate equal to -0.162% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	03/28/19	EUR	42,600,000	27,447	23,582
Receive a fixed rate equal to 0.250% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	02/11/21	EUR	23,530,000	404	(3,918)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.205%	LCH.Clearnet	03/15/22	EUR	2,720,000	(14,006)	(3,198)
Receive a fixed rate equal to 0.250% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	06/21/22	EUR	70,000	886	(23)
Receive a fixed rate equal to 0.000% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	06/21/22	EUR	14,630,000	(185,123)	76,991
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.910%	LCH.Clearnet	03/23/24	EUR	6,630,000	(36,888)	(36,824)
Receive a fixed rate equal to 0.700% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	02/15/26	EUR	13,280,000	31,756	64,144

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.330% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	01/12/27	EUR	9,140,000	$524	$70,910
Receive a fixed rate equal to 1.750% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	06/15/27	EUR	2,490,000	42,733	18,536
Receive a fixed rate equal to 0.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	06/21/27	EUR	2,410,000	(80,574)	12,266
Receive a fixed rate equal to 3.230% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	LCH.Clearnet	09/15/31	GBP	510,000	(36,450)	(23,598)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.500%	LCH.Clearnet	12/21/31	GBP	270,000	(5,645)	20,135
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.940%	LCH.Clearnet	01/11/32	GBP	7,270,000	(54,944)	(120,895)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.000%	LCH.Clearnet	06/21/32	GBP	3,010,000	212,974	(31,685)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.750%	LCH.Clearnet	03/17/37	GBP	5,010,000	(10,887)	(40,692)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.000%	LCH.Clearnet	06/16/37	GBP	450,000	(13,081)	978
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.500%	LCH.Clearnet	06/17/47	GBP	280,000	(3,984)	23
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.000%	LCH.Clearnet	06/21/47	GBP	1,440,000	192,899	(28,168)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.000%	LCH.Clearnet	03/11/21	GBP	8,250,000	(14,278)	(12,247)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.250%	LCH.Clearnet	12/15/26	GBP	6,410,000	(277,015)	(30,202)
Receive a fixed rate equal to 1.600% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	LCH.Clearnet	03/16/27	GBP	7,070,000	21,422	32,793
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 0.750%	LCH.Clearnet	06/21/27	GBP	6,250,000	358,004	(14,368)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.750%	LCH.Clearnet	06/21/37	JPY	185,460,000	(13,392)	(5,985)
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	LCH.Clearnet	06/17/47	JPY	31,920,000	7,162	3,686
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month NZD-BBR-FRA	LCH.Clearnet	03/15/22	NZD	4,510,000	12,544	(963)
Receive a fixed rate equal to 2.750% and pay a floating rate based on the 3-month NZD-BBR-FRA	LCH.Clearnet	12/15/26	NZD	2,710,000	(96,710)	(18,572)
Receive a fixed rate equal to 2.123% and pay a floating rate based on the 6-month PLZ-WIBOR-WIBO	LCH.Clearnet	06/21/19	PLN	10,570,000	8,903	7,792
Receive a fixed rate equal to 1.771% and pay a floating rate based on the 6-month PLZ-WIBOR-WIBO	LCH.Clearnet	09/21/21	PLN	6,160,000	(33,946)	(23,736)
Receive a fixed rate equal to 0.050% and pay a floating rate based on the 3-month SEK-STIBOR-SIDE	LCH.Clearnet	06/15/18	SEK	62,530,000	39,502	(16,385)
Receive a fixed rate equal to -0.330% and pay a floating rate based on the 3-month SEK-STIBOR-SIDE	LCH.Clearnet	09/15/18	SEK	61,360,000	194	(490)
Receive a floating rate based on the 3-month SEK-STIBOR-SIDE and pay a fixed rate equal to 0.500%	LCH.Clearnet	06/21/22	SEK	10,040,000	(5,119)	(4,808)
Receive a floating rate based on the 3-month SEK-STIBOR-SIDE and pay a fixed rate equal to 1.250%	LCH.Clearnet	06/21/27	SEK	13,920,000	(12,419)	(16,330)
Receive a fixed rate equal to 1.750% and pay a floating rate based on the 3-month USD-LIBOR-BBA	LCH.Clearnet	06/21/47	USD	1,520,000	(304,564)	15,548
Receive a fixed rate equal to 2.250% and pay a floating rate based on the 3-month USD-LIBOR-BBA	LCH.Clearnet	12/19/19	USD	7,050,000	7,904	7,250
Receive a fixed rate equal to 2.250% and pay a floating rate based on the 3-month USD-LIBOR-BBA	LCH.Clearnet	12/20/19	USD	57,300,000	63,772	17,049
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.250%	LCH.Clearnet	02/11/21	USD	15,130,000	1,634	(25,606)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.250%	LCH.Clearnet	06/21/22	USD	24,690,000	1,024,032	(97,869)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.600%	LCH.Clearnet	12/19/23	USD	1,600,000	(12,190)	(12,034)
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 3-month USD-LIBOR-BBA	LCH.Clearnet	06/21/27	USD	5,240,000	(440,760)	37,876
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.790%	LCH.Clearnet	12/20/28	USD	8,110,000	(108,207)	(35,710)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 7.350% and pay a floating rate based on the 3-month ZAR-JIBAR- SAFEX	LCH.Clearnet	09/20/19	ZAR	24,410,000	$(1,210)	$(979)
					$286,976	$(38,930)

The following sales commitments were held by the VY® Goldman Sachs Bond Portfolio at March 31, 2017:

Principal Amount	Description	Contractual Settlement Date	Fair Value
$(2,000,000)	Freddie Mac, 3.500%, due 04/1/44	04/12/17	$(2,045,469)
	Total Sales Commitments Proceeds receivable $(2,031,875)		$(2,045,469)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,120,406
Interest rate contracts	Futures contracts	238,719
Credit contracts	Credit default swaps	10,258
Interest rate contracts	Interest rate swaps	567,244
Total Asset Derivatives		$1,936,627

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,953,411
Interest rate contracts	Futures contracts	148,167
Credit contracts	Credit default swaps	4,044
Credit contracts	OTC credit default swaps	107,350
Interest rate contracts	Interest rate swaps	606,174
Total Liability Derivatives		$2,819,146

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2017:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	RBC Europe Limited	Royal Bank of Scotland Group PLC	Standard Chartered Bank	State Street Bank and Trust Co.	UBS AG	Westpac Banking Corp.	Totals
Assets:
Forward foreign currency contracts	$87,940	$127,127	$54,764	$105,009	$37,542	$121,474	$121,345	$225,444	$21,351	$56,866	$46,743	$9,541	$68,062	$37,198	$1,120,406
Total Assets	$87,940	$127,127	$54,764	$105,009	$37,542	$121,474	$121,345	$225,444	$21,351	$56,866	$46,743	$9,541	$68,062	$37,198	$1,120,406

Liabilities:
Forward foreign currency contracts	$57,099	$232,614	$22,045	$130,367	$10,309	$101,029	$682,335	$132,673	$11,299	$31,789	$76,826	$112,028	$289,450	$63,548	$1,953,411
OTC credit default swaps	-	48,029	-	32,052	-	23,119	4,150	-	-	-	-	-	-	-	107,350
Total Liabilities	$57,099	$280,643	$22,045	$162,419	$10,309	$124,148	$686,485	$132,673	$11,299	$31,789	$76,826	$112,028	$289,450	$63,548	$2,060,761

Net OTC derivative instruments by counterparty, at fair value	$30,841	$(153,516)	$32,719	$(57,410)	$27,233	$(2,674)	$(565,140)	$92,771	$10,052	$25,077	$(30,083)	$(102,487)	$(221,388)	$(26,350)	$(940,355)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Net Exposure(1)	$30,841	$(153,516)	$32,719	$(57,410)	$27,233	$(2,674)	$(565,140)	$92,771	$10,052	$25,077	$(30,083)	$(102,487)	$(221,388)	$(26,350)	$(940,355)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Insurance Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 26, 2017